UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2010
Date of reporting period:	February 28, 2010

ITEM 1 – REPORT TO STOCKHOLDERS

Retirement and Institutional Share Classes

Semiannual Report

February 28, 2010

PRIVACY NOTICE

This Notice is provided on behalf of the following companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Enhanced Property Fund, GP LLC

Principal Enhanced Property Fund, LP

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

  people who own or apply for our products or services for personal use.
  employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you.

Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

Within the Principal Financial Group

We may share personal information about you or about former customers, plan participants or beneficiaries within the Principal Financial Group for several reasons, including:

  to assist us in providing service;
  to help design and improve products; or
  with your consent, at your request or as allowed by law.

With Others

In the course of doing business we may share data with others. This could include personal information about you or about former customers, plan participants or beneficiaries. Personal information may be shared with others for the following reasons:

  in response to a subpoena,
  to prevent fraud,
  to comply with inquiries from government agencies or other regulators, or for other legal purposes.

We also may share personal information:

  with others that service your accounts, or that perform services on our behalf;
  with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and
  with other companies with your consent, at your request or as allowed by law.

MM 2458-8

01/2010

F445PS-10

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

1-800-986-3343

MM 2458-8

01/2010

F456PS-10

CALIFORNIA PRIVACY NOTICE This Notice is provided on behalf of the following companies of the Principal Financial Group:

Principal Life Insurance Company

Principal National Life Insurance Company

Princor Financial Services Corporation

Principal Funds, Inc. / Principal Funds Distributor, Inc.

Principal Variable Contracts Funds, Inc.

Principal Life Insurance Company Variable Life Separate Account

Principal Life Insurance Company Separate Account B

Principal Global Investors, LLC

Principal Global Investors Trust

Principal Real Estate Investors, LLC

Principal Commercial Acceptance, LLC

Principal Commercial Funding, LLC

Principal Green Fund I, LP / PGF GP, LLC

Principal Enhanced Property Fund, GP LLC

Principal Enhanced Property Fund, LP

Principal Trust Company

Spectrum Asset Management, Inc.

Employers Dental Services, Inc. / Principal Dental Services, Inc.

JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

  own or apply for our products or services for personal use.
  are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

  Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.
  Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.
  Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
  Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our website.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

  to assist us in servicing your account;
  to protect against potential identity theft or unauthorized transactions;
  to comply with inquiries from government agencies or other regulators, or for other legal purposes;
  with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

  when needed to service your policies, accounts, claims or contracts;
  when laws protecting your privacy permit it; or
  when you consent.

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

BB 9338-7

01/2010

F445CA-7

MORE INFORMATION You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.	Our privacy practices comply with all applicable laws. Your agent, broker, registered representative, consultant or advisor may have a different privacy policy. 1-800-986-3343
Receipt of this notice does not mean your application has been accepted. We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-7

01/2010

F456CA-7

Table of contents

Financial Statements	2
Notes to Financial Statements	6
Schedules of Investments	13
Financial Highlights	32
Shareholder Expense Example	36
Supplemental Information	37

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2010 (unaudited)

	Bond Market Index	International
Amounts in thousands, except per share amounts	Fund	Equity Index Fund
Investment in securities--at cost	$ 177,898	$ 63,375
Foreign currency--at cost	$ –	$ 5
Assets
Investment in securities--at value	$ 178,285	$ 59,692
Foreign currency--at value	–	5
Cash	37,924	209
Receivables:
Dividends and interest	1,065	94
Expense reimbursement from Manager	–	3
Fund shares sold	50,726	227
Investment securities sold	11,631	–
Variation margin on futures contracts	–	18
Total Assets	279,631	60,248
Liabilities
Accrued management and investment advisory fees	31	11
Accrued directors' expenses	1	–
Accrued other expenses	7	9
Payables:
Fund shares redeemed	123	88
Investment securities purchased	48,176	27
Total Liabilities	48,338	135
Net Assets Applicable to Outstanding Shares	$ 231,293	$ 60,113
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 230,248	$ 63,848
Accumulated undistributed (overdistributed) net investment income (loss)	337	94
Accumulated undistributed (overdistributed) net realized gain (loss)	321	(150)
Net unrealized appreciation (depreciation) of investments and futures	387	(3,678)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(1)
Total Net Assets	$ 231,293	$ 60,113
Capital Stock (par value: $.01 a share):
Shares authorized	385,000	380,000
Net Asset Value Per Share:
Institutional: Net Assets	$ 231,243	$ 59,281
Shares Issued and Outstanding	22,783	6,262
Net Asset Value per share	$ 10.15	$ 9.47
R-1: Net Assets	$ 10	$ 9
Shares Issued and Outstanding	1	1
Net Asset Value per share	$ 10.13	$ 9.45
R-2: Net Assets	$ 10	$ 9
Shares Issued and Outstanding	1	1
Net Asset Value per share	$ 10.13	$ 9.45
R-3: Net Assets	$ 10	$ 9
Shares Issued and Outstanding	1	1
Net Asset Value per share	$ 10.14	$ 9.45
R-4: Net Assets	$ 10	$ 796
Shares Issued and Outstanding	1	84
Net Asset Value per share	$ 10.14	$ 9.46
R-5: Net Assets	$ 10	$ 9
Shares Issued and Outstanding	1	1
Net Asset Value per share	$ 10.14	$ 9.46

See accompanying notes.

2

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Period Ended February 28, 2010 (unaudited)

	Bond Market Index	International Equity
Amounts in thousands	Fund(a)	Index Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 135
Withholding tax	–	(13)
Interest	382	1
Total Income	382	123
Expenses:
Management and investment advisory fees	40	20
Registration fees - Institutional	4	4
Transfer agent fees - Institutional	1	1
Custodian fees	3	6
Directors' expenses	1	–
Professional fees	3	3
Other expenses	1	1
Total Gross Expenses	53	35
Less: Reimbursement from Manager - Institutional	4	6
Total Net Expenses	49	29
Net Investment Income (Loss)	333	94

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	325	(80)
Foreign currency transactions	–	(1)
Futures contracts	–	(69)
Change in unrealized appreciation/depreciation of:
Investments	387	(3,683)
Futures contracts	–	5
Translation of assets and liabilities in foreign currencies	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments,
Futures, and Foreign Currencies	712	(3,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,045	$ (3,735)

(a)	Period from December 30, 2009, date operations commenced, through February 28, 2010.

See accompanying notes.

3

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.
				(unaudited)

							Bond Market
Amounts in thousands							Index Fund
							Period Ended
							February 28, 2010(a)
Operations
Net investment income (loss)							$ 333
Net realized gain (loss) on investments, futures, and foreign currency transactions							325
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							387
		Net Increase (Decrease) in Net Assets Resulting from Operations					1,045

Capital Share Transactions
Net increase (decrease) in capital share transactions							230,248
				Total increase (decrease) in net assets			231,293

Net Assets
Beginning of period							–
End of period (including undistributed net investment income as set forth below)							$ 231,293
Undistributed (overdistributed) net investment income (loss)							$ 337

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2010
Dollars:
Sold	$ 233,215	$ 10	$ 10	$ 10	$ 10	$ 10
Redeemed	(3,017)	–	–	–	–	–
Net Increase (Decrease)	$ 230,198	$ 10	$ 10	$ 10	$ 10	$ 10
Shares:
Sold	23,081	1	1	1	1	1
Redeemed	(298)	–	–	–	–	–
Net Increase (Decrease)	22,783	1	1	1	1	1

Distributions:
Period Ended February 28, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through February 28, 2010.

See accompanying notes.

4

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

International
Equity Index
Amounts in thousands							Fund
Period Ended
February 28, 2010(a)
Operations
Net investment income (loss)							$ 94
Net realized gain (loss) on investments, futures, and foreign currency transactions							(150)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							(3,679)
		Net Increase (Decrease) in Net Assets Resulting from Operations					(3,735)

Capital Share Transactions
Net increase (decrease) in capital share transactions							63,848
				Total increase (decrease) in net assets			60,113

Net Assets
Beginning of period							–
End of period (including undistributed net investment income as set forth below)							$ 60,113
Undistributed (overdistributed) net investment income (loss)							$ 94

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2010
Dollars:
Sold	$ 64,979	$ 10	$ 10	$ 10	$ 784	$ 10
Redeemed	(1,955)	–	–	–	–	–
Net Increase (Decrease)	$ 63,024	$ 10	$ 10	$ 10	$ 784	$ 10
Shares:
Sold	6,467	1	1	1	84	1
Redeemed	(205)	–	–	–	–	–
Net Increase (Decrease)	6,262	1	1	1	84	1

Distributions:
Period Ended February 28, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through February 28, 2010.

See accompanying notes.

5

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At February 28, 2010, the Fund consists of 66 separate funds. The financial statements for Bond Market Index Fund and International Equity Index Fund (known as the "Funds") are presented herein. The Funds offer six classes of shares: Institutional, R-1, R-2, R-3, R-4 and R-5.

Effective December 30, 2009, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares of Bond Market Index Fund and International Equity Index Fund were made by Principal Management Corporation (the “Manager”).

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

International
Equity Index Fund
Euro	29.3%
Japanese Yen	21.2
British Pound	19.8
Australian Dollar	8.0
Swiss Franc	7.5
United States Dollar	5.8

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Subsequent Events. Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

3. Operating Policies (Continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging	Asset Derivatives February 28, 2010		Liability Derivatives February 28, 2010
instruments under Statement 133		Fair	Statement of Assets and	Fair
	Statement of Assets and Liabilities Location	Value	Liabilities Location	Value
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$5*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not Accounted for		Realized Gain or (Loss) on	Change in Unrealized Appreciation or
as Hedging Instruments Under	Location of Gain or (Loss) On Derivatives	Derivatives Recognized in	(depreciation) of Derivatives
Statement 133	Recognized in Operations	Operations	Recognized in Operations
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(69)	$5
contracts/Change in unrealized
appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2010.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of February 28, 2010, in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —		$ 60,448	$ 456	$ 60,904
Municipal Bonds		—	483	—	483
U.S. Government & Government Agency Obligations		—	116,898	—	116,898
	Total investments in securities $	—	$ 177,829	$ 456	$ 178,285

International Equity Index Fund
Common Stocks
Basic Materials	$ —		$ 5,442	$ —	$ 5,442
Communications		—	4,647	—	4,647
Consumer, Cyclical		—	5,844	—	5,844
Consumer, Non-cyclical		—	10,511	—	10,511
Diversified		—	503	—	503
Energy		—	4,454	—	4,454
Exchange Traded Funds		1,504	—	—	1,504
Financial		—	13,918	—	13,918
Industrial		—	6,314	—	6,314
Technology		—	1,254	—	1,254
Utilities		—	3,143	—	3,143
Preferred Stocks
Consumer, Cyclical		—	85	—	85
Consumer, Non-cyclical		—	86	—	86
Utilities		—	18	—	18
Repurchase Agreements		—	1,969	—	1,969
	Total investments in securities $	1,504	$ 58,188	$ —	$ 59,692
Assets:
Equity Contracts(a)	$ 5		$ —	$ —	$ 5

(a) Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in	Net		Transfers	Value
	August 31,	Discount/	Realized	Unrealized	Purchases/	Transfers	out of	February
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3	Level 3	28, 2010
Bond Market Index Fund
Bonds	$ —	$ —	$ —	$ 1	$ 455	$ —	$ —	$ 456
Total	$ —	$ —	$ —	$ 1	$ 455	$ —	$ —	$ 456

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

All Net Assets
Bond Market Index Fund	.25%
International Equity Index Fund	.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from December 30, 2009 through February 28, 2010
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	0.30%	1.18%	1.05%	0.87%	0.68%	0.56%	December 31, 2010
International Equity Index Fund	0.35	1.23	1.10	0.92	0.73	0.61	December 31, 2010

Distribution Fees. R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .35%, .30%, .25%, and .10% for R-1, R-2, R-3, and R-4 classes of shares, respectively.

At February 28, 2010, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Institutional	R-1	R-2	R-3	R-4	R-5
Bond Market Index Fund	353	1	1	1	1	1
International Equity Index Fund	131	1	1	1	1	1

6. Investment Transactions

For the period ended February 28, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 170,072	$ 54,405
International Equity Index Fund	67,626	6,140

For the period ended February 28, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 111,369	$ 49,384

     Schedule of Investments Bond Market Index Fund February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS - 26.33%	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Aerospace & Defense - 0.13%			Banks (continued)
General Dynamics Corp			Export-Import Bank of Korea
4.25%, 5/15/2013	$ 100	$ 107	5.88%, 1/14/2015	$ 90	$ 97
Lockheed Martin Corp			8.13%, 1/21/2014	50	58
5.50%, 11/15/2039	70	69	FleetBoston Financial Corp
Northrop Grumman Systems Corp			6.88%, 1/15/2028	50	51
7.75%, 2/15/2031	50	62	Goldman Sachs Group Inc/The
United Technologies Corp			5.15%, 1/15/2014	150	160
6.13%, 7/15/2038	70	75	6.13%, 2/15/2033	50	49
		$ 313	6.15%, 4/1/2018	50	53
Agriculture - 0.17%			6.60%, 1/15/2012	50	54
Altria Group Inc			6.75%, 10/1/2037	120	116
9.25%, 8/6/2019	50	62	HSBC Holdings PLC
9.95%, 11/10/2038	40	53	6.50%, 5/2/2036	60	62
10.20%, 2/6/2039	40	54	6.50%, 9/15/2037	100	103
Philip Morris International Inc			JP Morgan Chase & Co
5.65%, 5/16/2018	100	108	6.00%, 1/15/2018	90	98
Reynolds American Inc			6.30%, 4/23/2019	100	111
7.63%, 6/1/2016	100	113	6.40%, 5/15/2038	100	108
		$ 390	JP Morgan Chase Bank NA
Automobile Asset Backed Securities - 0.11%			6.00%, 10/1/2017	110	118
Nissan Auto Receivables Owner Trust			KeyBank NA
5.16%, 3/17/2014	250	262	5.80%, 7/1/2014	50	51
			Korea Development Bank/Republic of Korea
Automobile Manufacturers - 0.02%			5.50%, 11/13/2012	200	214
Daimler Finance North America LLC			Kreditanstalt fuer Wiederaufbau
5.88%, 3/15/2011	50	52	1.88%, 1/14/2013	100	101
			2.25%, 4/16/2012	150	154
Banks - 4.01%			2.75%, 10/21/2014	150	152
Bank of America Corp			3.25%, 3/15/2013	300	314
3.13%, 6/15/2012	250	261	3.75%, 6/27/2011	100	104
4.88%, 1/15/2013	200	210	4.00%, 1/27/2020	80	80
4.90%, 5/1/2013	100	105	4.38%, 3/15/2018	70	74
5.42%, 3/15/2017	150	147	4.50%, 7/16/2018	100	106
6.50%, 8/1/2016	100	108	4.88%, 6/17/2019	100	108
7.63%, 6/1/2019	100	113	Landesbank Baden-Wuerttemberg/New York
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY			6.35%, 4/1/2012	140	153
7.40%, 6/15/2011	60	64	Landwirtschaftliche Rentenbank
Barclays Bank PLC			1.88%, 9/24/2012	100	101
5.00%, 9/22/2016	160	163	3.13%, 7/15/2015	100	101
5.45%, 9/12/2012	100	109	4.13%, 7/15/2013	100	107
BB&T Corp			Morgan Stanley
3.85%, 7/27/2012	170	178	4.10%, 1/26/2015	50	50
6.85%, 4/30/2019	70	80	4.20%, 11/20/2014	50	50
Capital One Financial Corp			4.75%, 4/1/2014	260	264
5.70%, 9/15/2011	50	53	5.30%, 3/1/2013	50	53
Citigroup Inc			5.63%, 9/23/2019	50	50
2.13%, 4/30/2012	250	255	6.00%, 5/13/2014	50	54
2.88%, 12/9/2011	250	259	6.00%, 4/28/2015	50	53
5.00%, 9/15/2014	100	99	6.63%, 4/1/2018	50	53
5.30%, 10/17/2012	200	210	6.75%, 4/15/2011	200	211
5.50%, 4/11/2013	100	105	7.25%, 4/1/2032	60	67
6.00%, 10/31/2033	60	51	Oesterreichische Kontrollbank AG
6.01%, 1/15/2015	100	105	3.13%, 10/14/2011	150	155
6.13%, 11/21/2017	200	202	PNC Funding Corp
6.13%, 5/15/2018	100	100	5.13%, 2/8/2020	100	101
6.38%, 8/12/2014	60	64	6.70%, 6/10/2019	100	113
6.50%, 8/19/2013	50	54	Regions Financial Corp
6.63%, 6/15/2032	50	46	7.75%, 11/10/2014	70	72
6.88%, 3/5/2038	100	99	Royal Bank of Scotland Group PLC
Credit Suisse AG			6.40%, 10/21/2019	60	60
5.40%, 1/14/2020	100	100	Sovereign Bank
Credit Suisse/New York NY			5.13%, 3/15/2013	60	62
3.45%, 7/2/2012	230	238	SunTrust Bank/Atlanta GA
5.00%, 5/15/2013	70	75	5.00%, 9/1/2015	90	91
5.50%, 5/1/2014	60	66	UBS AG/Stamford CT
Deutsche Bank AG/London			3.88%, 1/15/2015	200	200
2.38%, 1/11/2013	80	80	Wachovia Bank NA
6.00%, 9/1/2017	60	66	6.60%, 1/15/2038	50	51

See accompanying notes			13

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Banks (continued)			Consumer Products (continued)
Wachovia Corp			Kimberly-Clark Corp
5.50%, 5/1/2013	$ 100	$ 108	7.50%, 11/1/2018	$ 70	$ 86
Wells Fargo & Co					$ 148
3.75%, 10/1/2014	100	101	Cosmetics & Personal Care - 0.19%
4.38%, 1/31/2013	100	105	Procter & Gamble Co/The
Westpac Banking Corp			1.38%, 8/1/2012	425	427
4.20%, 2/27/2015	120	124
		$ 9,271	Credit Card Asset Backed Securities - 0.19%
Beverages - 0.37%			Chase Issuance Trust
Anheuser-Busch Cos Inc			5.12%, 10/15/2014(b)	100	109
5.50%, 1/15/2018	50	54	Citibank Credit Card Issuance Trust
Anheuser-Busch InBev Worldwide Inc			5.30%, 3/15/2018	300	330
3.00%, 10/15/2012	50	51			$ 439
5.38%, 1/15/2020	100	105	Diversified Financial Services - 1.53%
Bottling Group LLC			American Express Co
6.95%, 3/15/2014	100	117	7.00%, 3/19/2018	90	101
Coca-Cola Co/The			American Express Credit Corp
5.35%, 11/15/2017	50	55	5.13%, 8/25/2014	250	266
Coca-Cola Enterprises Inc			Bear Stearns Cos LLC/The
6.95%, 11/15/2026	60	69	6.95%, 8/10/2012	100	111
Diageo Finance BV			7.25%, 2/1/2018	60	70
3.25%, 1/15/2015	160	162	BlackRock Inc
Dr Pepper Snapple Group Inc			3.50%, 12/10/2014	150	152
6.82%, 5/1/2018	40	46	Boeing Capital Corp
PepsiCo Inc/NC			4.70%, 10/27/2019	130	131
3.10%, 1/15/2015	90	91	6.50%, 2/15/2012	100	110
7.90%, 11/1/2018	80	100	BP Capital Markets PLC
		$ 850	3.88%, 3/10/2015	60	63
Biotechnology - 0.08%			5.25%, 11/7/2013	60	66
Amgen Inc			Capital One Capital V
5.70%, 2/1/2019	50	54	10.25%, 8/15/2039	60	68
5.85%, 6/1/2017	110	122	Caterpillar Financial Services Corp
		$ 176	7.15%, 2/15/2019	140	165
Building Materials - 0.10%			Citigroup Funding Inc
CRH America Inc			1.88%, 10/22/2012	250	252
6.95%, 3/15/2012	100	109	General Electric Capital Corp
Lafarge SA			2.80%, 1/8/2013	200	202
6.50%, 7/15/2016	120	130	5.25%, 10/19/2012	100	107
		$ 239	5.50%, 1/8/2020	100	101
Chemicals - 0.22%			5.88%, 1/14/2038	100	93
Dow Chemical Co/The			6.00%, 6/15/2012	170	184
4.85%, 8/15/2012	100	106	6.38%, 11/15/2067(b)	60	53
8.55%, 5/15/2019	80	97	6.75%, 3/15/2032	150	154
EI du Pont de Nemours & Co			6.88%, 1/10/2039	80	83
4.63%, 1/15/2020	100	101	Goldman Sachs Capital I
Mosaic Co/The			6.35%, 2/15/2034	110	98
7.38%, 12/1/2014(a)	100	107	HSBC Finance Corp
Potash Corp of Saskatchewan Inc			5.00%, 6/30/2015	150	157
5.25%, 5/15/2014	100	109	Jefferies Group Inc
		$ 520	8.50%, 7/15/2019	50	56
Commercial Services - 0.03%			JP Morgan Chase Capital XXV
Western Union Co/The			6.80%, 10/1/2037	60	59
6.50%, 2/26/2014	70	79	Merrill Lynch & Co Inc
			6.05%, 5/16/2016	200	204
Computers - 0.20%			6.88%, 4/25/2018	100	105
Dell Inc			National Rural Utilities Cooperative Finance Corp
5.63%, 4/15/2014	100	111	7.25%, 3/1/2012	120	133
Hewlett-Packard Co			10.38%, 11/1/2018	70	94
4.25%, 2/24/2012	100	105	SLM Corp
6.13%, 3/1/2014	60	68	5.00%, 10/1/2013	30	28
International Business Machines Corp			8.45%, 6/15/2018	100	98
5.60%, 11/30/2039	60	62			$ 3,564
7.63%, 10/15/2018	100	124	Electric - 1.11%
		$ 470	Allegheny Energy Supply Co LLC
			8.25%, 4/15/2012(a),(b)	100	111
Consumer Products - 0.06%
Fortune Brands Inc			Appalachian Power Co
5.38%, 1/15/2016	60	62	7.00%, 4/1/2038	80	92
			CenterPoint Energy Houston Electric LLC
			7.00%, 3/1/2014	130	149
See accompanying notes			14

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Commonwealth Edison Co			Fannie Mae (continued)
5.80%, 3/15/2018	$ 50	$ 54	2.00%, 2/19/2013	$ 250	$ 251
Consolidated Edison Co of New York Inc			2.50%, 5/15/2014	200	203
6.75%, 4/1/2038	100	114	2.63%, 11/20/2014	200	202
Constellation Energy Group Inc			2.88%, 12/11/2013	280	290
4.55%, 6/15/2015	60	62	3.00%, 7/28/2014	1,042	1,057
Dominion Resources Inc/VA			4.38%, 9/15/2012	250	270
8.88%, 1/15/2019	100	128	4.38%, 3/15/2013	250	271
Duke Energy Carolinas LLC			5.00%, 3/15/2016	250	278
5.30%, 10/1/2015	100	111	5.38%, 6/12/2017	250	282
5.30%, 2/15/2040	50	48	6.00%, 5/15/2011	250	267
Exelon Generation Co LLC			6.13%, 3/15/2012	250	276
6.25%, 10/1/2039	60	61	6.63%, 11/15/2030	200	245
FirstEnergy Solutions Corp			Federal Farm Credit Bank
6.05%, 8/15/2021	50	52	1.88%, 12/7/2012	509	516
6.80%, 8/15/2039	60	61	3.88%, 10/7/2013	617	660
Florida Power & Light Co			Federal Home Loan Banks
5.63%, 4/1/2034	100	100	1.00%, 12/28/2011	500	501
Florida Power Corp			1.63%, 7/27/2011	250	253
6.40%, 6/15/2038	60	66	1.63%, 11/21/2012	250	252
KCP&L Greater Missouri Operations Co			1.75%, 8/22/2012	250	253
11.88%, 7/1/2012	40	47	3.63%, 10/18/2013	250	265
Midamerican Energy Holdings Co			4.75%, 12/16/2016	250	273
6.13%, 4/1/2036	110	113	4.88%, 11/18/2011	250	267
National Grid PLC			5.13%, 8/14/2013	250	278
6.30%, 8/1/2016	160	177	5.25%, 6/18/2014	250	281
Nevada Power Co			5.38%, 8/19/2011	250	267
7.13%, 3/15/2019	50	57	5.38%, 5/18/2016	300	338
Nisource Finance Corp			5.50%, 8/13/2014	250	283
5.40%, 7/15/2014	70	75	Freddie Mac
6.40%, 3/15/2018	60	64	1.13%, 12/15/2011	250	251
Northern States Power Co/MN			1.63%, 4/26/2011	200	203
5.25%, 3/1/2018	160	170	1.75%, 6/15/2012	250	254
Oncor Electric Delivery Co LLC			2.13%, 3/23/2012	300	307
6.80%, 9/1/2018	80	90	2.13%, 9/21/2012	250	255
Pacific Gas & Electric Co			2.13%, 8/26/2013	200	201
6.05%, 3/1/2034	100	104	2.50%, 4/23/2014	200	203
Pepco Holdings Inc			2.88%, 2/9/2015	200	203
6.45%, 8/15/2012	100	108	3.75%, 3/27/2019	250	250
Progress Energy Inc			4.13%, 9/27/2013	250	270
7.75%, 3/1/2031	30	35	4.50%, 1/15/2014	250	273
PSEG Power LLC			5.13%, 4/18/2011	200	210
7.75%, 4/15/2011	200	213	5.13%, 11/17/2017	200	223
Southern California Edison Co			5.25%, 7/18/2011	200	213
5.95%, 2/1/2038	30	32	5.25%, 4/18/2016	200	224
Virginia Electric and Power Co			5.75%, 1/15/2012	200	218
8.88%, 11/15/2038	40	56			$ 13,856
		$ 2,550	Food - 0.40%
Electrical Components & Equipment - 0.05%			ConAgra Foods Inc
Emerson Electric Co			5.88%, 4/15/2014	120	133
4.88%, 10/15/2019	100	105	Kellogg Co
			5.13%, 12/3/2012	20	22
Electronics - 0.05%			Kraft Foods Inc
Agilent Technologies Inc			4.13%, 2/9/2016	50	51
6.50%, 11/1/2017	60	66	5.38%, 2/10/2020	50	52
Koninklijke Philips Electronics NV			6.25%, 6/1/2012	30	32
5.75%, 3/11/2018	40	43	6.50%, 2/9/2040	150	157
		$ 109	6.75%, 2/19/2014	170	193
Environmental Control - 0.03%			7.00%, 8/11/2037	40	44
Waste Management Inc			Kroger Co/The
7.00%, 7/15/2028	60	66	6.15%, 1/15/2020	50	54
			6.40%, 8/15/2017	70	78
Finance - Mortgage Loan/Banker - 5.99%			Safeway Inc
Fannie Mae			6.25%, 3/15/2014	90	101
1.00%, 11/23/2011	250	251			$ 917
1.38%, 4/28/2011	250	253	Forest Products & Paper - 0.05%
1.75%, 3/23/2011	500	507	International Paper Co
1.75%, 8/10/2012	250	253	7.50%, 8/15/2021	30	34
2.00%, 1/9/2012	250	255
See accompanying notes			15

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Forest Products & Paper (continued)			Machinery - Diversified - 0.07%
International Paper Co (continued)			Deere & Co
9.38%, 5/15/2019	$ 60	$ 75	4.38%, 10/16/2019	$ 120	$ 121
		$ 109	Roper Industries Inc
Gas - 0.02%			6.63%, 8/15/2013	50	56
Sempra Energy					$ 177
6.00%, 10/15/2039	50	50	Media - 0.56%
			CBS Corp
Healthcare - Products - 0.12%			7.88%, 7/30/2030	60	64
Baxter International Inc			Comcast Corp
5.90%, 9/1/2016	70	79	6.45%, 3/15/2037	70	72
Covidien International Finance SA			6.95%, 8/15/2037	90	97
6.00%, 10/15/2017	90	99	DirecTV Holdings LLC / DirecTV Financing Co Inc
Johnson & Johnson			5.88%, 10/1/2019(a)	100	105
5.15%, 8/15/2012	100	110	Historic TW Inc
		$ 288	6.88%, 6/15/2018	100	114
Healthcare - Services - 0.12%			News America Holdings Inc
Aetna Inc			9.25%, 2/1/2013	100	118
6.63%, 6/15/2036	20	22	News America Inc
Quest Diagnostics Inc			6.40%, 12/15/2035	100	104
5.45%, 11/1/2015	70	77	Reed Elsevier Capital Inc
UnitedHealth Group Inc			7.75%, 1/15/2014	40	47
6.88%, 2/15/2038	50	55	Thomson Reuters Corp
WellPoint Inc			5.70%, 10/1/2014	90	100
5.25%, 1/15/2016	130	139	Time Warner Cable Inc
		$ 293	8.25%, 4/1/2019	100	122
Insurance - 0.56%			8.75%, 2/14/2019	50	62
ACE INA Holdings Inc			Time Warner Entertainment Co LP
5.88%, 6/15/2014	100	111	8.38%, 7/15/2033	70	85
Aegon NV			Time Warner Inc
4.63%, 12/1/2015	90	91	6.50%, 11/15/2036	80	85
Aflac Inc			Viacom Inc
8.50%, 5/15/2019	50	59	6.88%, 4/30/2036	60	64
American International Group Inc			Walt Disney Co/The
8.25%, 8/15/2018	140	128	6.38%, 3/1/2012	50	55
AON Corp					$ 1,294
8.21%, 1/1/2027	20	21	Mining - 0.32%
Berkshire Hathaway Finance Corp			Alcoa Inc
5.75%, 1/15/2040	60	60	6.50%, 6/15/2018	50	49
Chubb Corp			Barrick Australian Finance Pty Ltd
6.50%, 5/15/2038	40	44	5.95%, 10/15/2039	50	49
Genworth Financial Inc			BHP Billiton Finance USA Ltd
5.75%, 6/15/2014	80	79	6.50%, 4/1/2019	90	103
Hartford Financial Services Group Inc			Freeport-McMoRan Copper & Gold Inc
6.00%, 1/15/2019	70	71	8.38%, 4/1/2017	100	109
Lincoln National Corp			Newmont Mining Corp
8.75%, 7/1/2019	50	60	6.25%, 10/1/2039	30	30
Marsh & McLennan Cos Inc			Rio Tinto Finance USA Ltd
5.38%, 7/15/2014	90	94	7.13%, 7/15/2028	50	57
MetLife Inc			8.95%, 5/1/2014	100	121
7.72%, 2/15/2019	100	116	Vale Overseas Ltd
Prudential Financial Inc			5.63%, 9/15/2019	100	102
5.10%, 9/20/2014	110	117	Xstrata Canada Corp
6.63%, 12/1/2037	60	63	7.25%, 7/15/2012	100	111
Transatlantic Holdings Inc					$ 731
5.75%, 12/14/2015	70	73	Miscellaneous Manufacturing - 0.19%
Travelers Cos Inc/The			General Electric Co
6.25%, 6/15/2037	50	53	5.00%, 2/1/2013	110	118
XL Capital Ltd			Honeywell International Inc
5.25%, 9/15/2014	50	52	5.70%, 3/15/2037	50	51
		$ 1,292	Ingersoll-Rand Global Holding Co Ltd
Iron & Steel - 0.09%			9.50%, 4/15/2014	40	49
ArcelorMittal			Tyco Electronics Group SA
5.38%, 6/1/2013	50	53	6.55%, 10/1/2017	50	55
9.85%, 6/1/2019	70	88	Tyco International Finance SA
Nucor Corp			6.38%, 10/15/2011	100	107
5.75%, 12/1/2017	50	55	8.50%, 1/15/2019	50	63
		$ 196			$ 443

See accompanying notes

16

     Schedule of Investments Bond Market Index Fund February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Mortgage Backed Securities - 2.49%			Oil & Gas (continued)
Banc of America Commercial Mortgage Inc			Petroleos Mexicanos
4.76%, 11/10/2039	$ 150	$ 153	8.00%, 5/3/2019	$ 70	$ 81
Bear Stearns Commercial Mortgage Securities			SeaRiver Maritime Inc
5.79%, 10/11/2014	1,000	1,045	0.00%, 9/1/2012(c)	140	132
Citigroup/Deutsche Bank Commercial Mortgage			Shell International Finance BV
Trust			6.38%, 12/15/2038	170	190
5.62%, 10/15/2048	320	326	Statoil ASA
Credit Suisse First Boston Mortgage Securities Corp			5.25%, 4/15/2019	90	95
5.01%, 1/15/2012	1,000	1,020	Suncor Energy Inc
Credit Suisse Mortgage Capital Certificates			6.50%, 6/15/2038	90	95
5.81%, 8/15/2016(b)	500	481	Transocean Inc
First Union National Bank Commercial Mortgage			6.00%, 3/15/2018	100	108
7.00%, 1/12/2043	113	116	Valero Energy Corp
GE Capital Commercial Mortgage Corp			7.50%, 4/15/2032	60	62
4.94%, 7/10/2045	150	156	XTO Energy Inc
5.34%, 11/10/2045(b)	100	103	6.50%, 12/15/2018	100	116
5.42%, 12/10/2049	170	175			$ 2,378
Greenwich Capital Commercial Funding Corp			Oil & Gas Services - 0.09%
5.44%, 3/10/2039(b)	145	138	Baker Hughes Inc
JP Morgan Chase Commercial Mortgage Securities			7.50%, 11/15/2018	50	60
Corp			Halliburton Co
5.17%, 11/12/2012	150	155	7.45%, 9/15/2039	40	50
5.34%, 5/15/2047	1,000	928	Weatherford International Ltd
LB Commercial Conduit Mortgage Trust			6.00%, 3/15/2018	50	53
5.95%, 7/15/2044(b)	245	224	9.63%, 3/1/2019	40	51
Merrill Lynch Mortgage Trust					$ 214
5.83%, 6/12/2017	300	277	Pharmaceuticals - 0.45%
Morgan Stanley Capital I			Abbott Laboratories
4.70%, 7/15/2056	325	329	5.13%, 4/1/2019	80	85
5.73%, 10/15/2042	100	105	5.88%, 5/15/2016	59	67
Wachovia Bank Commercial Mortgage Trust			AstraZeneca PLC
5.63%, 10/15/2048	65	36	6.45%, 9/15/2037	60	68
		$ 5,767	Bristol-Myers Squibb Co
Office & Business Equipment - 0.06%			5.88%, 11/15/2036	50	52
Xerox Corp			Eli Lilly & Co
8.25%, 5/15/2014	110	130	4.20%, 3/6/2014	100	106
			5.20%, 3/15/2017	40	43
Oil & Gas - 1.04%			GlaxoSmithKline Capital Inc
Anadarko Petroleum Corp			6.38%, 5/15/2038	70	78
6.45%, 9/15/2036	100	105	Medco Health Solutions Inc
Canadian Natural Resources Ltd			7.13%, 3/15/2018	60	69
5.70%, 5/15/2017	35	38	Merck & Co Inc
6.25%, 3/15/2038	50	52	5.00%, 6/30/2019	100	105
Cenovus Energy Inc			6.55%, 9/15/2037	40	46
4.50%, 9/15/2014(a)	130	137	Novartis Capital Corp
Chevron Corp			4.13%, 2/10/2014	50	53
3.95%, 3/3/2014	100	106	Novartis Securities Investment Ltd
ConocoPhillips			5.13%, 2/10/2019	50	53
6.50%, 2/1/2039	60	67	Pfizer Inc
ConocoPhillips Holding Co			6.20%, 3/15/2019	90	101
6.95%, 4/15/2029	100	116	7.20%, 3/15/2039	90	111
Devon Energy Corp					$ 1,037
7.95%, 4/15/2032	60	75	Pipelines - 0.38%
EnCana Corp			Enbridge Energy Partners LP
6.50%, 2/1/2038	60	65	9.88%, 3/1/2019	40	53
EOG Resources Inc			Energy Transfer Partners LP
6.13%, 10/1/2013	100	113	9.00%, 4/15/2019	50	61
Hess Corp			Enterprise Products Operating LLC
8.13%, 2/15/2019	100	122	6.50%, 1/31/2019	45	50
Marathon Oil Corp			6.88%, 3/1/2033	60	65
7.50%, 2/15/2019	80	93	Kinder Morgan Energy Partners LP
Nexen Inc			6.50%, 9/1/2039	50	52
7.50%, 7/30/2039	60	69	6.95%, 1/15/2038	50	55
Occidental Petroleum Corp			ONEOK Partners LP
7.00%, 11/1/2013	100	117	8.63%, 3/1/2019	80	100
Pemex Project Funding Master Trust			Plains All American Pipeline LP / PAA Finance Corp
5.75%, 3/1/2018	50	51	5.75%, 1/15/2020	60	62
Petrobras International Finance Co			Southern Natural Gas Co
7.88%, 3/15/2019	150	173	5.90%, 4/1/2017(a),(b)	50	53
See accompanying notes			17

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	BONDS (continued)	(000's)	(000's)
Pipelines (continued)			Sovereign (continued)
Spectra Energy Capital LLC			Brazilian Government International Bond (continued)
6.25%, 2/15/2013	$ 70	$ 76	10.00%, 8/7/2011	$ 240	$ 268
TransCanada PipeLines Ltd			12.25%, 3/6/2030	100	171
6.50%, 8/15/2018	90	103	Eksportfinans ASA
7.63%, 1/15/2039	50	62	3.00%, 11/17/2014	130	131
Williams Cos Inc/The			Export Development Canada
7.50%, 1/15/2031	70	79	2.38%, 3/19/2012	100	103
		$ 871	2.63%, 11/15/2011	100	103
Regional Authority - 0.38%			Hungary Government International Bond
Province of British Columbia Canada			4.75%, 2/3/2015	60	60
6.50%, 1/15/2026	70	82	Italian Republic
Province of Nova Scotia Canada			3.13%, 1/26/2015	140	140
5.13%, 1/26/2017	160	176	5.25%, 9/20/2016	120	129
Province of Ontario Canada			5.38%, 6/15/2033	50	50
1.88%, 11/19/2012	160	161	6.88%, 9/27/2023	50	58
4.10%, 6/16/2014	380	404	Japan Bank for International Cooperation/Japan
Province of Quebec Canada			2.13%, 11/5/2012	300	305
7.50%, 9/15/2029	50	64	Malaysia Government International Bond
		$ 887	7.50%, 7/15/2011	290	314
REITS - 0.19%			Mexico Government International Bond
Boston Properties LP			5.63%, 1/15/2017	150	159
6.25%, 1/15/2013	17	19	8.30%, 8/15/2031	150	187
ERP Operating LP			Peruvian Government International Bond
5.20%, 4/1/2013	50	52	7.13%, 3/30/2019	50	58
HCP Inc			8.75%, 11/21/2033	40	52
6.70%, 1/30/2018	60	60	Poland Government International Bond
ProLogis			6.38%, 7/15/2019	60	64
7.38%, 10/30/2019	50	52	Republic of Korea
Simon Property Group LP			7.13%, 4/16/2019	90	105
6.75%, 5/15/2014	170	188	South Africa Government International Bond
10.35%, 4/1/2019	50	64	6.88%, 5/27/2019	45	50
		$ 435	7.38%, 4/25/2012	150	165
Retail - 0.57%			Svensk Exportkredit AB
Costco Wholesale Corp			5.13%, 3/1/2017	70	77
5.30%, 3/15/2012	100	108			$ 2,885
CVS Caremark Corp			Supranational Bank - 0.84%
5.75%, 8/15/2011	280	298	African Development Bank
6.60%, 3/15/2019	50	56	1.63%, 2/11/2013	100	100
Home Depot Inc			Asian Development Bank
5.40%, 3/1/2016	90	96	2.63%, 2/9/2015	100	101
5.88%, 12/16/2036	50	49	3.63%, 9/5/2013	100	106
Lowe's Cos Inc			5.82%, 6/16/2028	60	65
6.65%, 9/15/2037	50	57	Corp Andina de Fomento
McDonald's Corp			5.75%, 1/12/2017	80	83
6.30%, 10/15/2037	50	55	European Investment Bank
Nordstrom Inc			1.63%, 3/15/2013	100	100
6.25%, 1/15/2018	50	55	3.13%, 6/4/2014	170	175
Staples Inc			3.25%, 10/14/2011	400	416
9.75%, 1/15/2014	150	183	4.88%, 1/17/2017	100	110
Target Corp			4.88%, 2/15/2036	100	99
6.00%, 1/15/2018	80	90	5.13%, 9/13/2016	100	111
7.00%, 1/15/2038	50	58	Inter-American Development Bank
Wal-Mart Stores Inc			1.75%, 10/22/2012	160	161
6.20%, 4/15/2038	100	109	3.88%, 2/14/2020	100	99
6.50%, 8/15/2037	50	57	International Bank for Reconstruction &
Yum! Brands Inc			Development
6.88%, 11/15/2037	50	55	2.00%, 4/2/2012	150	153
		$ 1,326	7.63%, 1/19/2023	50	66
Software - 0.18%					$ 1,945
Fiserv Inc			Telecommunications - 0.97%
6.13%, 11/20/2012	180	198	America Movil SA de CV
Microsoft Corp			5.50%, 3/1/2014	110	119
2.95%, 6/1/2014	100	102	AT&T Corp
Oracle Corp			8.00%, 11/15/2031(b)	130	159
5.75%, 4/15/2018	100	110	AT&T Inc
		$ 410	6.25%, 3/15/2011	100	106
Sovereign - 1.25%			6.30%, 1/15/2038	60	61
Brazilian Government International Bond			6.50%, 9/1/2037	60	62
7.13%, 1/20/2037	120	136
See accompanying notes			18

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
BONDS (continued)	(000's)	(000's)	MUNICIPAL BONDS (continued)	(000's)	(000's)
Telecommunications (continued)			Illinois - 0.05%
British Telecommunications PLC			State of Illinois
5.95%, 1/15/2018	$ 110	$ 114	5.10%, 6/1/2033	$ 150	$ 126
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/2018	80	101	New Jersey - 0.02%
Cisco Systems Inc			New Jersey Transportation Trust Fund Authority
5.90%, 2/15/2039	100	103	6.56%, 12/15/2040	50	53
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	90	114	TOTAL MUNICIPAL BONDS		$ 483
Embarq Corp				Principal
7.08%, 6/1/2016	100	110	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
France Telecom SA			AGENCY OBLIGATIONS - 50.54%	(000's)	(000's)
8.50%, 3/1/2031(b)	50	66	Federal Home Loan Mortgage Corporation
Motorola Inc			(FHLMC) - 8.65%
8.00%, 11/1/2011	50	55	4.00%, 12/1/2024(d)	$ 198	$ 202
New Cingular Wireless Services Inc			4.00%, 3/1/2025(d),(e)	500	511
8.75%, 3/1/2031	100	129	4.00%, 12/1/2039(d)	597	588
Qwest Corp			4.00%, 3/1/2040(d),(e)	225	221
8.38%, 5/1/2016	80	88	4.50%, 7/1/2024(d)	318	331
Rogers Communications Inc			4.50%, 3/1/2025(d),(e)	700	729
7.50%, 3/15/2015	60	71	4.50%, 3/1/2039(d)	961	975
Telecom Italia Capital SA			4.50%, 2/1/2040(d)	998	1,012
5.25%, 11/15/2013	100	106	4.50%, 2/1/2040(d)	1,000	1,014
6.38%, 11/15/2033	70	67	4.97%, 6/1/2038(b),(d)	288	302
Telefonica Emisiones SAU			4.99%, 4/1/2038(b),(d)	241	253
5.98%, 6/20/2011	90	95	5.00%, 5/1/2018(d)	236	251
7.05%, 6/20/2036	70	78	5.00%, 3/1/2025(d),(e)	500	528
Verizon Communications Inc			5.00%, 8/1/2035(d)	488	509
6.40%, 2/15/2038	50	52	5.00%, 9/1/2035(d)	865	902
6.90%, 4/15/2038	40	45	5.00%, 7/1/2039(d)	879	915
Verizon Global Funding Corp			5.00%, 1/1/2040(d)	894	931
7.75%, 12/1/2030	110	131	5.00%, 3/1/2040(d),(e)	700	728
Vodafone Group PLC			5.50%, 1/1/2018(d)	99	107
5.63%, 2/27/2017	190	204	5.50%, 3/1/2025(d),(e)	300	320
		$ 2,236	5.50%, 1/1/2034(d)	2,268	2,407
Transportation - 0.29%			5.50%, 1/1/2034(d)	577	612
Burlington Northern Santa Fe Corp			5.50%, 11/1/2035(d)	484	513
4.70%, 10/1/2019	130	130	5.50%, 1/1/2040(d)	818	866
Canadian National Railway Co			6.00%, 3/1/2025(d),(e)	200	215
5.55%, 3/1/2019	60	65	6.00%, 3/1/2040(d),(e)	2,800	2,996
CSX Corp			6.50%, 3/1/2040(d),(e)	1,000	1,080
6.25%, 3/15/2018	110	120			$ 20,018
6.75%, 3/15/2011	100	105	Federal National Mortgage Association (FNMA) -
Norfolk Southern Corp			14.92%
7.05%, 5/1/2037	60	70	3.20%, 12/1/2039(b),(d)	748	763
Union Pacific Corp			3.45%, 1/1/2040(b),(d)	498	506
7.88%, 1/15/2019	80	97	3.72%, 2/1/2040(b),(d)	749	770
United Parcel Service Inc			4.00%, 9/1/2024(d)	249	254
6.20%, 1/15/2038	90	99	4.00%, 3/1/2025(d),(e)	700	715
		$ 686	4.00%, 3/1/2039(d)	698	688
Water - 0.01%			4.00%, 3/1/2040(d),(e)	825	813
American Water Capital Corp			4.50%, 12/1/2024(d)	421	439
6.59%, 10/15/2037	20	21	4.50%, 3/1/2025(d),(e)	1,000	1,041
			4.50%, 7/1/2029(d)	125	128
TOTAL BONDS		$ 60,904	4.50%, 2/1/2030(d)	498	513
	Principal		4.50%, 4/1/2039(d)	996	1,010
	Amount	Value	4.50%, 6/1/2039(d)	1,197	1,214
MUNICIPAL BONDS - 0.21%	(000's)	(000's)	4.50%, 12/1/2039(d)	991	1,005
California - 0.09%			4.50%, 1/1/2040(d)	1,145	1,161
State of California			4.59%, 4/1/2038(b),(d)	250	260
5.65%, 4/1/2039(b)	$ 100	$ 104	5.00%, 11/1/2021(d)	320	341
7.30%, 10/1/2039	100	96	5.00%, 7/1/2024(d)	299	313
		$ 200	5.00%, 3/1/2025(d),(e)	800	843
Connecticut - 0.05%			5.00%, 7/1/2033(d)	1,891	1,971
State of Connecticut			5.00%, 8/1/2033(d)	200	209
5.85%, 3/15/2032	100	104	5.00%, 2/1/2034(d)	194	202
			5.00%, 7/1/2035(d)	999	1,039
			5.00%, 10/1/2035(d)	485	504
			5.00%, 1/1/2040(d)	994	1,033
			5.00%, 3/1/2040(d),(e)	750	778
See accompanying notes			19

     Schedule of Investments Bond Market Index Fund February 28, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	Value	U.S. GOVERNMENT & GOVERNMENT	Amount	Value
AGENCY OBLIGATIONS (continued)	(000's)	(000's)	AGENCY OBLIGATIONS (continued)	(000's)	(000's)
Federal National Mortgage Association (FNMA)			U.S. Treasury (continued)
(continued)			3.75%, 11/15/2018	$ 1,000 $	1,023
5.50%, 1/1/2021(d)	$ 147	$ 158	3.88%, 5/15/2018	700	727
5.50%, 12/1/2023(d)	300	320	4.00%, 2/15/2014	1,000	1,086
5.50%, 12/1/2029(d)	498	527	4.00%, 8/15/2018	700	732
5.50%, 5/1/2034(d)	1,182	1,252	4.25%, 8/15/2014	400	439
5.50%, 11/1/2034(d)	1,001	1,058	4.25%, 11/15/2017	700	751
5.50%, 10/1/2035(d)	75	79	4.25%, 5/15/2039	100	96
5.50%, 9/1/2036(d)	1,851	1,961	4.38%, 11/15/2039	600	585
5.50%, 9/1/2036(d)	784	831	4.50%, 2/28/2011	150	156
5.50%, 11/1/2036(d)	476	502	4.50%, 2/15/2036	450	452
5.50%, 1/1/2037(d)	924	975	4.50%, 8/15/2039	565	562
5.50%, 3/1/2040(d)	1,300	1,369	4.75%, 8/15/2017	700	777
6.00%, 1/1/2016(d)	200	215	4.75%, 2/15/2037	450	470
6.00%, 6/1/2037(d)	699	742	4.88%, 7/31/2011	1,200	1,275
6.00%, 1/1/2038(d)	681	723	5.13%, 6/30/2011	1,113	1,182
6.00%, 3/1/2040(d),(e)	3,100	3,288	5.25%, 11/15/2028	250	278
6.50%, 3/1/2040(d),(e)	1,875	2,002	5.25%, 2/15/2029	200	222
		$ 34,515	5.38%, 2/15/2031	170	192
Government National Mortgage Association			6.00%, 2/15/2026	155	186
(GNMA) - 4.12%			6.13%, 11/15/2027	150	183
4.00%, 6/15/2039	195	193	6.13%, 8/15/2029	185	227
4.50%, 5/15/2039	674	687	6.25%, 8/15/2023	385	470
4.50%, 3/1/2040(e)	1,700	1,729	6.25%, 5/15/2030	200	250
5.00%, 3/1/2040(e)	2,425	2,526	6.50%, 11/15/2026	500	632
5.50%, 3/1/2040(e)	2,075	2,195	6.88%, 8/15/2025	500	650
6.00%, 3/1/2040(e)	1,475	1,574	7.13%, 2/15/2023	500	655
6.50%, 3/1/2040(e)	575	617		$ 52,844
		$ 9,521	TOTAL U.S. GOVERNMENT & GOVERNMENT
U.S. Treasury - 22.85%			AGENCY OBLIGATIONS	$ 116,898
0.75%, 11/30/2011	1,500	1,502	Total Investments	$ 178,285
0.88%, 2/28/2011	1,650	1,659	Other Assets in Excess of Liabilities, Net - 22.92%	$ 53,008
0.88%, 3/31/2011	2,000	2,011	TOTAL NET ASSETS - 100.00%	$ 231,293
0.88%, 1/31/2012	1,250	1,253
1.00%, 7/31/2011	2,000	2,015
1.00%, 8/31/2011	664	669	(a)	Security exempt from registration under Rule 144A of the Securities Act of
1.00%, 9/30/2011	740	745	1933. These securities may be resold in transactions exempt from
1.00%, 10/31/2011	1,498	1,507	registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 12/31/2011	1,905	1,915	indicated, these securities are not considered illiquid. At the end of the
1.13%, 6/30/2011	1,350	1,362	period, the value of these securities totaled $513 or 0.22% of net assets.
1.13%, 1/15/2012	500	504	(b)	Variable Rate. Rate shown is in effect at February 28, 2010
1.13%, 12/15/2012	653	651	(c) Non-Income Producing Security
1.38%, 10/15/2012	301	303	(d)	This entity was put into conservatorship by the US Government in 2008.
1.38%, 11/15/2012	1,204	1,210	See Notes to Financial Statements for additional information.
1.38%, 1/15/2013	500	501	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.50%, 12/31/2013	550	545	Notes to Financial Statements.
1.75%, 1/31/2014	400	399
1.88%, 4/30/2014	1,000	999
2.00%, 11/30/2013	400	404	Unrealized Appreciation (Depreciation)
2.13%, 11/30/2014	1,000	998	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.25%, 1/31/2015	1,200	1,200	cost of investments held by the fund as of the period end were as follows:
2.38%, 8/31/2014	1,000	1,014
2.38%, 9/30/2014	700	709	Unrealized Appreciation	$ 670
2.38%, 10/31/2014	3,085	3,118	Unrealized Depreciation		(283)
2.50%, 3/31/2013	1,000	1,035	Net Unrealized Appreciation (Depreciation)	$ 387
2.63%, 6/30/2014	180	185	Cost for federal income tax purposes	$ 177,898
2.63%, 7/31/2014	1,000	1,026	All dollar amounts are shown in thousands (000's)
2.63%, 12/31/2014	560	571
2.75%, 2/28/2013	1,000	1,042
2.75%, 11/30/2016	189	186
2.75%, 2/15/2019	1,000	943
3.00%, 9/30/2016	841	845
3.13%, 10/31/2016	800	809
3.13%, 1/31/2017	300	302
3.13%, 5/15/2019	700	678
3.25%, 12/31/2016	704	715
3.38%, 11/15/2019	760	747
3.50%, 2/15/2018	700	712
3.50%, 2/15/2039	710	592
3.63%, 8/15/2019	1,000	1,005
See accompanying notes			20

Schedule of Investments
Bond Market Index Fund
February 28, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	31.31%
Mortgage Securities	30.18%
Financial	6.29%
Consumer, Non-cyclical	2.00%
Communications	1.52%
Energy	1.51%
Utilities	1.14%
Industrial	0.91%
Basic Materials	0.68%
Consumer, Cyclical	0.59%
Technology	0.44%
Asset Backed Securities	0.30%
General Obligation	0.19%
Revenue	0.02%
Other Assets in Excess of Liabilities, Net	22.92%
TOTAL NET ASSETS	100.00%

See accompanying notes

21

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS - 95.71%	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Advertising - 0.11%			Automobile Parts & Equipment (continued)
Dentsu Inc	1,000 $	24	Koito Manufacturing Co Ltd	1,000 $	13
Hakuhodo DY Holdings Inc	140	7	NGK Spark Plug Co Ltd	1,000	12
JC Decaux SA (a)	386	9	NHK Spring Co Ltd	1,000	8
Publicis Groupe SA	684	27	NOK Corp	700	10
	$ 67		Nokian Renkaat OYJ	617	16
Aerospace & Defense - 0.59%			Pirelli & C SpA	14,662	7
BAE Systems PLC	20,579	117	Stanley Electric Co Ltd	800	15
Cobham PLC	6,648	24	Sumitomo Electric Industries Ltd	4,400	53
European Aeronautic Defence and Space Co NV	2,369	49	Sumitomo Rubber Industries Ltd	1,000	8
Finmeccanica SpA	2,353	30	Toyoda Gosei Co Ltd	400	10
Rolls-Royce Group PLC (a)	10,777	92	Toyota Boshoku Corp	400	7
Safran SA	1,091	26	Toyota Industries Corp	1,000	26
Thales SA	520	21		$ 422
	$ 359		Banks - 14.70%
Agriculture - 1.26%			77 Bank Ltd/The	2,000	11
British American Tobacco PLC	11,609	395	Alpha Bank AE (a)	2,710	26
Golden Agri-Resources Ltd (a)	39,000	15	Aozora Bank Ltd	4,000	5
Imperial Tobacco Group PLC	5,911	185	Australia & New Zealand Banking Group Ltd	14,562	302
Japan Tobacco Inc	26	94	Banca Carige SpA	3,759	10
Swedish Match AB	1,460	33	Banca Monte dei Paschi di Siena SpA	12,777	19
Wilmar International Ltd	7,000	32	Banca Popolare di Milano Scarl	2,293	14
	$ 754		Banco Bilbao Vizcaya Argentaria SA	20,704	269
Airlines - 0.21%			Banco Comercial Portugues SA	13,649	14
Air France-KLM (a)	786	10	Banco de Sabadell SA	5,233	25
All Nippon Airways Co Ltd	5,000	15	Banco de Valencia SA	1,239	8
British Airways PLC (a)	3,354	11	Banco Espirito Santo SA	3,053	15
Cathay Pacific Airways Ltd	7,000	13	Banco Popolare SC (a)	3,724	24
Deutsche Lufthansa AG	1,331	20	Banco Popular Espanol SA	5,039	33
Iberia Lineas Aereas de Espana SA (a)	2,670	8	Banco Santander SA	47,424	617
Qantas Airways Ltd	6,454	15	Bank of Cyprus Public Co Ltd	3,280	19
Singapore Airlines Ltd	3,000	32	Bank of East Asia Ltd	8,600	31
	$ 124		Bank of Kyoto Ltd/The	2,000	17
Apparel - 0.33%			Bank of Yokohama Ltd/The	7,000	35
Adidas AG	1,125	56	Bankinter SA	1,652	13
Asics Corp	1,000	9	Barclays PLC	66,345	316
Billabong International Ltd	1,172	11	Bendigo and Adelaide Bank Ltd	2,023	17
Burberry Group PLC	2,520	24	BNP Paribas	5,506	398
Christian Dior SA	370	36	BOC Hong Kong Holdings Ltd	21,500	48
Hermes International	307	41	Chiba Bank Ltd/The	4,000	24
Puma AG Rudolf Dassler Sport	30	8	Chugoku Bank Ltd/The	1,000	13
Yue Yuen Industrial Holdings Ltd	4,000	12	Chuo Mitsui Trust Holdings Inc	5,000	18
			Commerzbank AG (a)	4,122	31
	$ 197
Automobile Manufacturers - 2.94%			Commonwealth Bank of Australia	8,832	427
Bayerische Motoren Werke AG	1,925	78	Credit Agricole SA	5,395	80
Daihatsu Motor Co Ltd	1,000	10	Credit Suisse Group AG	6,544	291
			Danske Bank A/S (a)	2,641	60
Daimler AG	5,244	219
Fiat SpA	4,446	47	DBS Group Holdings Ltd	10,000	100
Fuji Heavy Industries Ltd	3,000	14	Deutsche Bank AG	3,443	219
			Deutsche Postbank AG (a)	509	16
Hino Motors Ltd	2,000	8	Dexia SA (a)	3,075	17
Honda Motor Co Ltd	9,600	333

Isuzu Motors Ltd	7,000	18	EFG DnB NOR Eurobank ASA Ergasias SA (a)	1,879 5,200	57 15
Mazda Motor Corp	9,000	24
Mitsubishi Motors Corp (a)	21,000	30	Erste Group Bank AG	1,099	41
Nissan Motor Co Ltd (a)	14,500	115	Fukuoka Financial Group Inc	4,000	15
Peugeot SA (a)	885	23	Gunma Bank Ltd/The	2,000	11
Renault SA (a)	1,077	44	Hachijuni Bank Ltd/The	2,000	11
Scania AB	1,861	26	Hang Seng Bank Ltd	4,400	64
Suzuki Motor Corp	2,100	45	Hiroshima Bank Ltd/The	3,000	12
Toyota Motor Corp	17,000	637	Hokuhoku Financial Group Inc	7,000	15
Volkswagen AG	257	22	HSBC Holdings PLC	100,817	1,106
			Intesa Sanpaolo SpA (a)	44,787	158
Volvo AB - A Shares	2,561	21
Volvo AB - B Shares	6,327	54	Intesa Sanpaolo SpA-RSP	5,422	15
	$ 1,768		Iyo Bank Ltd/The	1,000	9
			Joyo Bank Ltd/The	4,000	16
Automobile Parts & Equipment - 0.70%			Julius Baer Group Ltd	1,202	37
Aisin Seiki Co Ltd	1,100	29	KBC Groep NV (a)	936	42
Bridgestone Corp	3,500	61	Lloyds Banking Group PLC (a)	221,752	178
Cie Generale des Etablissements Michelin	857	60	Mitsubishi UFJ Financial Group Inc	73,200	370
Denso Corp	2,800	76	Mizuho Financial Group Inc	79,400	154
JTEKT Corp	1,100	11	Mizuho Trust & Banking Co Ltd	9,000	9
See accompanying notes			22

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Banks (continued)			Building Materials (continued)
National Australia Bank Ltd	12,186 $	278	Lafarge SA	1,161 $	75
National Bank of Greece SA (a)	3,530	66	Nippon Sheet Glass Co Ltd	4,000	11
Natixis (a)	5,073	25	Panasonic Electric Works Co Ltd	2,000	23
Nishi-Nippon City Bank Ltd/The	4,000	11	Rinnai Corp	200	10
Nordea Bank AB	18,782	183	Taiheiyo Cement Corp	5,000	7
Oversea-Chinese Banking Corp Ltd	15,000	91	Titan Cement Co SA	324	8
Piraeus Bank SA (a)	1,760	15	TOTO Ltd	2,000	13
Pohjola Bank PLC	803	9		$ 741
Raiffeisen International Bank Holding AS	315	14	Chemicals - 3.12%
Resona Holdings Inc	2,800	34	Air Liquide SA	1,457	174
Royal Bank of Scotland Group PLC (a)	98,329	57	Air Water Inc	1,000	12
Sapporo Hokuyo Holdings Inc	1,700	7	Akzo Nobel NV	1,347	69
Senshu Ikeda Holdings Inc (a)	2,700	7	Asahi Kasei Corp	7,000	36
Seven Bank Ltd	3	6	BASF SE	5,341	299
Shinsei Bank Ltd	5,000	6	Bayer AG	4,809	319
Shizuoka Bank Ltd/The	4,000	35	Daicel Chemical Industries Ltd	2,000	13
Skandinaviska Enskilda Banken AB	8,833	53	Denki Kagaku Kogyo KK	3,000	12
Societe Generale	3,657	201	Givaudan SA	44	36
Standard Chartered PLC	11,688	278	Hitachi Chemical Co Ltd	600	12
Sumitomo Mitsui Financial Group Inc	7,500	241	Incitec Pivot Ltd	9,377	27
Sumitomo Trust & Banking Co Ltd/The	8,000	45	Johnson Matthey PLC	1,248	30
Suncorp-Metway Ltd	7,312	56	JSR Corp	1,000	20
Suruga Bank Ltd	1,000	9	K+S AG	1,002	61
Svenska Handelsbanken AB	2,846	78	Kaneka Corp	2,000	12
Swedbank AB (a)	3,553	34	Kansai Paint Co Ltd	1,000	8
UBS AG (a)	20,690	285	Koninklijke DSM NV	897	37
UniCredit SpA (a)	95,240	241	Linde AG	882	99
Unione di Banche Italiane SCPA	3,345	42	Lonza Group AG	264	21
United Overseas Bank Ltd	7,000	93	Mitsubishi Chemical Holdings Corp	7,000	32
Westpac Banking Corp	17,100	400	Mitsubishi Gas Chemical Co Inc	2,000	11
Wing Hang Bank Ltd	1,000	8	Mitsui Chemicals Inc	5,000	14
Yamaguchi Financial Group Inc	1,000	11	Nissan Chemical Industries Ltd	1,000	13
	$ 8,836		Nitto Denko Corp	1,000	37
Beverages - 1.80%			Nufarm Ltd/Australia	1,014	9
Anheuser-Busch InBev NV	4,195	210	Shin-Etsu Chemical Co Ltd	2,400	129
Asahi Breweries Ltd	2,200	43	Showa Denko KK	8,000	16
Carlsberg A/S	622	48	Solvay SA	345	33
Coca Cola Hellenic Bottling Co SA	1,062	26	Sumitomo Chemical Co Ltd	9,000	40
Coca-Cola Amatil Ltd	3,238	33	Syngenta AG	550	143
Coca-Cola West Co Ltd	300	5	Taiyo Nippon Sanso Corp	2,000	18
Diageo PLC	14,535	236	Tokuyama Corp	2,000	11
Foster's Group Ltd	11,210	54	Tosoh Corp	3,000	7
Fraser and Neave Ltd	6,000	18	Ube Industries Ltd/Japan	6,000	16
Heineken Holding NV	641	26	Wacker Chemie AG	91	11
Heineken NV	1,425	70	Yara International ASA	1,100	45
Ito En Ltd	400	6		$ 1,882
Kirin Holdings Co Ltd	5,000	69	Commercial Services - 1.06%
Pernod-Ricard SA	1,150	86	Abertis Infraestructuras SA	1,637	31
SABMiller PLC	5,484	144	Adecco SA	715	36
Sapporo Holdings Ltd	1,000	5	Atlantia SpA	1,498	35
	$ 1,079		Benesse Holdings Inc	400	18
Biotechnology - 0.22%			Brambles Ltd	8,152	50
CSL Ltd	3,468	107	Brisa Auto-Estradas de Portugal SA	1,047	8
Novozymes A/S	268	27	Bunzl PLC	1,907	20
	$ 134		Bureau Veritas SA	284	14
Building Materials - 1.24%			Capita Group PLC/The	3,621	39
Asahi Glass Co Ltd	6,000	60	Dai Nippon Printing Co Ltd	3,000	40
Boral Ltd	3,448	17	Experian PLC	5,966	55
Cimpor Cimentos de Portugal SGPS SA	1,368	10	G4S PLC	7,371	30
Compagnie de St-Gobain	2,237	105	Intoll Group	13,152	13
CRH PLC	4,028	92	Kamigumi Co Ltd	2,000	16
Daikin Industries Ltd	1,400	54	Macquarie Atlas Roads Group (a)	1	—
Fletcher Building Ltd	3,515	20	Randstad Holding NV (a)	592	25
Geberit AG	226	39	Secom Co Ltd	1,200	55
HeidelbergCement AG	818	42	Securitas AB	1,821	20
Holcim Ltd	1,426	94	Serco Group PLC	2,841	24
Imerys SA	197	10	SGS SA	32	43
Italcementi SpA	397	4	Societe Des Autoroutes Paris-Rhin-Rhone (a)	127	9
James Hardie Industries SE (a)	2,515	17	Toppan Printing Co Ltd	3,000	26
JS Group Corp	1,500	30
See accompanying notes			23

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Commercial Services (continued)			Electric (continued)
Transurban Group	6,751 $	32	Chugoku Electric Power Co Inc/The	1,600 $	33
	$ 639		CLP Holdings Ltd	12,000	83
Computers - 0.44%			Contact Energy Ltd (a)	1,683	7
Atos Origin SA (a)	264	12	E.ON AG	11,054	393
Cap Gemini SA	852	39	EDF SA	1,377	69
Computershare Ltd	2,585	27	EDP - Energias de Portugal SA	10,166	37
Fujitsu Ltd	11,000	72	Electric Power Development Co Ltd	800	27
Indra Sistemas SA	573	12	Enel SpA	38,276	208
Itochu Techno-Solutions Corp	200	6	Fortum OYJ	2,583	66
Logitech International SA (a)	1,058	16	GDF Suez	7,227	265
NTT Data Corp	7	22	Hokkaido Electric Power Co Inc	1,100	22
Obic Co Ltd	40	7	Hokuriku Electric Power Co	1,100	25
Otsuka Corp	100	6	Hongkong Electric Holdings Ltd	8,000	45
TDK Corp	700	43	Iberdrola SA	21,379	172
	$ 262		International Power PLC	8,850	44
Consumer Products - 0.40%			Kansai Electric Power Co Inc/The	4,400	104
Henkel AG & Co KGaA	755	34	Kyushu Electric Power Co Inc	2,200	50
Husqvarna AB	2,319	15	National Grid PLC	14,304	142
Reckitt Benckiser Group PLC	3,530	185	Public Power Corp SA (a)	675	10
Societe BIC SA	155	11	Red Electrica Corporacion SA	629	32
	$ 245		RWE AG	2,435	207
Cosmetics & Personal Care - 0.53%			Scottish & Southern Energy PLC	5,352	92
Beiersdorf AG	513	31	Shikoku Electric Power Co	1,000	29
Kao Corp	3,100	79	SP AusNet	7,461	6
L'Oreal SA	1,392	144	Terna Rete Elettrica Nazionale SpA	7,563	31
Shiseido Co Ltd	2,000	45	Tohoku Electric Power Co Inc	2,500	54
Unicharm Corp	200	19	Tokyo Electric Power Co Inc/The	7,100	195
	$ 318			$ 2,601
Distribution & Wholesale - 1.18%			Electrical Components & Equipment - 0.85%
Canon Marketing Japan Inc	400	6	Brother Industries Ltd	1,300	15
Hitachi High-Technologies Corp	400	8	Casio Computer Co Ltd	1,400	10
ITOCHU Corp	9,000	72	Furukawa Electric Co Ltd	4,000	19
Jardine Cycle & Carriage Ltd	1,000	17	Gamesa Corp Tecnologica SA	1,061	13
Li & Fung Ltd	14,000	65	GS Yuasa Corp	2,000	14
Marubeni Corp	10,000	60	Hitachi Ltd	26,000	86
Mitsubishi Corp	7,400	185	Legrand SA	612	19
Mitsui & Co Ltd	10,100	157	Mitsubishi Electric Corp	11,000	90
Sojitz Corp	7,200	13	Prysmian SpA	578	10
			Sanyo Electric Co Ltd (a)	11,000	19
Sumitomo Corp	6,500	71
Toyota Tsusho Corp	1,200	17	Schneider Electric SA	1,371	146
Wolseley PLC (a)	1,651	39	Ushio Inc	600	10
			Vestas Wind Systems A/S (a)	1,185	59
	$ 710
Diversified Financial Services - 1.21%				$ 510
Acom Co Ltd	220	3	Electronics - 1.38%
Aeon Credit Service Co Ltd	500	5	Advantest Corp	900	21
ASX Ltd	996	32	Hirose Electric Co Ltd	200	21
Credit Saison Co Ltd	900	12	Hoya Corp	2,400	60
Criteria Caixacorp SA	4,889	22	Ibiden Co Ltd	700	24
Daiwa Securities Group Inc	10,000	49	Keyence Corp	200	44
Deutsche Boerse AG	1,134	79	Koninklijke Philips Electronics NV	5,655	165
GAM Holding Ltd	1,227	13	Kyocera Corp	900	80
Hong Kong Exchanges and Clearing Ltd	5,900	99	Mabuchi Motor Co Ltd	200	11
ICAP PLC	3,051	15	Minebea Co Ltd	2,000	11
Investec PLC	2,454	17	Mitsumi Electric Co Ltd	500	10
London Stock Exchange Group PLC	865	9	Murata Manufacturing Co Ltd	1,200	64
Macquarie Group Ltd	1,935	79	NEC Corp	15,000	42
Mediobanca SpA (a)	2,754	29	NGK Insulators Ltd	1,000	22
Mitsubishi UFJ Lease & Finance Co Ltd	340	12	Nidec Corp	600	58
Mizuho Securities Co Ltd	3,000	9	Nippon Electric Glass Co Ltd	2,000	26
Nomura Holdings Inc	20,700	153	Nissha Printing Co Ltd	200	7
ORIX Corp	610	47	Omron Corp	1,200	26
Schroders PLC	715	13	Toshiba Corp	23,000	115
Singapore Exchange Ltd	5,000	27	Yaskawa Electric Corp	1,000	8
	$ 724		Yokogawa Electric Corp	1,300	11
Electric - 4.32%				$ 826
A2A SpA	6,376	11	Energy - Alternate Sources - 0.08%
			EDP Renovaveis SA (a)	1,268	10
AGL Energy Ltd	2,602	34
BKW FMB Energie AG	74	5	Iberdrola Renovables SA	4,913	21
Chubu Electric Power Co Inc	3,900	103

See accompanying notes			24

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Energy - Alternate Sources (continued)			Food (continued)
Verbund - Oesterreichische Elektrizitaetswirtschafts	448 $	18	Nissin Foods Holdings Co Ltd	400 $	14
AG			Olam International Ltd	7,000	12
	$ 49		Orkla ASA	4,400	34
Engineering & Contruction - 1.42%			Parmalat SpA	9,903	25
ABB Ltd (a)	12,832	259	Suedzucker AG	385	9
Acciona SA	148	16	Tesco PLC	46,135	295
ACS Actividades de Construccion y Servicios SA	823	37	Toyo Suisan Kaisha Ltd	1,000	28
Aeroports de Paris	173	14	Unilever NV	9,472	285
Auckland International Airport Ltd	5,106	6	Unilever PLC	7,463	219
Balfour Beatty PLC	3,982	17	WM Morrison Supermarkets PLC	12,323	56
Bouygues SA	1,301	60	Woolworths Ltd	7,156	172
Chiyoda Corp	1,000	9	Yakult Honsha Co Ltd	600	18
Eiffage SA	236	11	Yamazaki Baking Co Ltd	1,000	13
Ferrovial SA	2,559	23		$ 3,042
Fomento de Construcciones y Contratas SA	214	7	Food Service - 0.19%
Fraport AG Frankfurt Airport Services Worldwide	214	11	Compass Group PLC	10,760	80
Hochtief AG	244	17	Sodexo	548	33
Hong Kong Aircraft Engineering Co Ltd	400	5		$ 113
JGC Corp	1,000	19	Forest Products & Paper - 0.24%
Kajima Corp	5,000	12	Holmen AB	296	7
Kinden Corp	1,000	9	Nippon Paper Group Inc	500	13
Koninklijke Boskalis Westminster NV	373	12	OJI Paper Co Ltd	5,000	21
Leighton Holdings Ltd	866	29	Stora Enso OYJ (a)	3,383	21
MAp Group	4,085	11	Svenska Cellulosa AB	3,312	49
Obayashi Corp	4,000	15	UPM-Kymmene OYJ	3,024	33
Sacyr Vallehermoso SA (a)	513	4		$ 144
SembCorp Industries Ltd	6,000	16	Gas - 0.62%
Shimizu Corp	3,000	12	Centrica PLC	29,795	127
Singapore Technologies Engineering Ltd	8,000	18	Enagas	1,041	22
Skanska AB	2,320	38	Gas Natural SDG SA	1,302	24
Taisei Corp	6,000	12	Hong Kong & China Gas Co Ltd	23,000	52
Vinci SA	2,551	134	Osaka Gas Co Ltd	11,000	40
WorleyParsons Ltd	954	21	Snam Rete Gas SpA	8,306	39
	$ 854		Toho Gas Co Ltd	3,000	16
Entertainment - 0.19%			Tokyo Gas Co Ltd	13,000	56
Aristocrat Leisure Ltd	2,321	9		$ 376
OPAP SA	1,298	27	Hand & Machine Tools - 0.30%
Oriental Land Co Ltd	300	21	Fuji Electric Holdings Co Ltd	3,000	7
Sankyo Co Ltd	300	14	Makita Corp	700	22
TABCORP Holdings Ltd	3,511	21	Sandvik AB	5,863	63
Tatts Group Ltd	7,016	15	Schindler Holding AG	283	23
Toho Co Ltd/Tokyo	700	11	Schindler Holding AG	125	10
	$ 118		SMC Corp/Japan	300	37
Environmental Control - 0.03%			THK Co Ltd	700	14
Kurita Water Industries Ltd	700	19		$ 176
			Healthcare - Products - 0.72%
Food - 5.06%			Cie Generale d'Optique Essilor International SA	1,169	70
Ajinomoto Co Inc	4,000	41	Cochlear Ltd	327	18
Aryzta AG	472	18	Coloplast A/S	132	15
Associated British Foods PLC	2,072	30	Fresenius SE	164	11
Carrefour SA	3,689	170	Getinge AB	1,164	27
Casino Guichard Perrachon SA	321	26	Luxottica Group SpA	674	18
Colruyt SA	87	22	Nobel Biocare Holding AG	720	18
Danone	3,198	187	QIAGEN NV (a)	1,317	29
Delhaize Group SA	585	46	Shimadzu Corp	1,000	7
Goodman Fielder Ltd	7,486	10	Smith & Nephew PLC	5,141	53
J Sainsbury PLC	6,978	35	Sonova Holding AG	270	34
Jeronimo Martins SGPS SA	1,281	12	Straumann Holding AG	44	11
Kerry Group PLC	814	26	Synthes Inc	345	41
Kesko OYJ	387	14	Sysmex Corp	200	12
Kikkoman Corp	1,000	12	Terumo Corp	1,000	54
Koninklijke Ahold NV	6,931	85	William Demant Holding (a)	137	10
Lindt & Spruengli AG	1	23		$ 428
Lindt & Spruengli AG	5	10	Healthcare - Services - 0.15%
MEIJI Holdings Co Ltd	400	16	BioMerieux	80	9
Metcash Ltd	4,448	17	Fresenius Medical Care AG & Co KGaA	1,113	58
Metro AG	660	34	Sonic Healthcare Ltd	2,138	26
Nestle SA	20,163	1,003		$ 93
Nippon Meat Packers Inc	1,000	12
Nisshin Seifun Group Inc	1,000	13
See accompanying notes			25

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Holding Companies - Diversified - 0.82%			Internet (continued)
Cie Nationale a Portefeuille	192 $	10	Matsui Securities Co Ltd	700 $	5
Drax Group PLC	2,122	13	Rakuten Inc	42	32
Exor SpA	404	6	SBI Holdings Inc/Japan	98	18
GEA Group AG	909	17	Trend Micro Inc	600	21
Groupe Bruxelles Lambert SA	469	41	United Internet AG (a)	732	11
Hutchison Whampoa Ltd	12,000	86	Yahoo! Japan Corp	84	32
Keppel Corp Ltd	7,000	42		$ 145
LVMH Moet Hennessy Louis Vuitton SA	1,424	154	Investment Companies - 0.23%
Noble Group Ltd	9,000	20	Cheung Kong Infrastructure Holdings Ltd	3,000	11
NWS Holdings Ltd	5,000	9	Eurazeo	160	10
Swire Pacific Ltd	4,500	50	Investor AB	2,649	47
Wharf Holdings Ltd	8,000	41	Man Group PLC	9,951	34
	$ 489		Marfin Investment Group SA (a)	3,757	9
Home Builders - 0.13%			Marfin Investment Group SA - Rights (a),(b)	3,519	—
Daiwa House Industry Co Ltd	3,000	32	Pargesa Holding SA	157	12
Sekisui Chemical Co Ltd	3,000	20	Resolution Ltd (a)	14,028	16
Sekisui House Ltd	3,000	29		$ 139
	$ 81		Iron & Steel - 1.29%
Home Furnishings - 0.76%			Acerinox SA	813	14
Electrolux AB	1,393	30	ArcelorMittal	4,992	190
Matsushita Electric Industrial Co Ltd	11,400	158	BlueScope Steel Ltd	10,602	23
Sharp Corp/Japan	6,000	70	Daido Steel Co Ltd	2,000	8
Sony Corp	5,800	199	Fortescue Metals Group Ltd (a)	7,192	30
	$ 457		Hitachi Metals Ltd	1,000	10
Insurance - 4.37%			JFE Holdings Inc	2,900	108
Admiral Group PLC	1,083	20	Kobe Steel Ltd	14,000	26
Aegon NV (a)	9,085	57	Nippon Steel Corp	30,000	112
Aioi Insurance Co Ltd	3,000	15	Nisshin Steel Co Ltd	4,000	7
Allianz SE	2,634	303	OneSteel Ltd	7,710	24
AMP Ltd	11,709	62	Outokumpu OYJ	688	12
Assicurazioni Generali SpA	6,790	154	Rautaruukki OYJ	489	9
Aviva PLC	15,927	95	Salzgitter AG	227	20
AXA Asia Pacific Holdings Ltd	5,917	34	SSAB AB - A Shares	1,050	18
AXA SA	9,871	199	SSAB AB - B Shares	466	7
Baloise-Holding AG	291	25	Sumitomo Metal Industries Ltd	20,000	55
CNP Assurances	216	19	ThyssenKrupp AG	1,945	62
Fondiaria-Sai SpA	349	5	Tokyo Steel Manufacturing Co Ltd	600	7
Fortis	12,991	45	Voestalpine AG	683	24
Hannover Rueckversicherung AG	351	16	Yamato Kogyo Co Ltd	300	9
ING Groep NV (a)	21,166	189		$ 775
Insurance Australia Group Ltd	12,045	43	Leisure Products & Services - 0.22%
Legal & General Group PLC	34,085	40	Carnival PLC	947	36
Mapfre SA	4,255	15	Sega Sammy Holdings Inc	1,200	15
Mediolanum SpA	1,229	7	Shimano Inc	400	17
Mitsui Sumitomo Insurance Group Holdings Inc	2,400	61	Thomas Cook Group PLC	4,991	18
Muenchener Rueckversicherungs AG	1,148	177	TUI AG (a)	776	8
Nipponkoa Insurance Co Ltd	4,000	24	Tui Travel PLC	3,251	14
Nissay Dowa General Insurance Co Ltd	1,000	5	Yamaha Corp	900	10
Old Mutual PLC	30,684	53	Yamaha Motor Co Ltd	1,200	16
Prudential PLC	14,677	135		$ 134
QBE Insurance Group Ltd	5,888	113	Lodging - 0.27%
RSA Insurance Group PLC	19,592	39	Accor SA	851	43
Sampo OYJ	2,443	59	City Developments Ltd	3,000	22
SCOR SE	964	24	Crown Ltd	2,847	20
Sompo Japan Insurance Inc	5,000	35	Genting Singapore PLC (a)	27,000	17
Sony Financial Holdings Inc	5	15	Intercontinental Hotels Group PLC	1,499	21
Standard Life PLC	12,869	38	Sands China Ltd (a)	11,600	17
Swiss Life Holding AG (a)	168	21	Shangri-La Asia Ltd	8,000	13
Swiss Reinsurance Co Ltd	2,008	90	Sky City Entertainment Group Ltd	3,223	7
T&D Holdings Inc	1,650	36		$ 160
Tokio Marine Holdings Inc	4,200	118	Machinery - Construction & Mining - 0.34%
Topdanmark A/S (a)	83	10	Atlas Copco AB - A Shares	3,905	55
TrygVesta AS	149	10	Atlas Copco AB - B Shares	2,269	29
Unipol Gruppo Finanziario SpA (a)	4,146	5	Hitachi Construction Machinery Co Ltd	600	12
Vienna Insurance Group	223	11	Komatsu Ltd	5,500	111
Zurich Financial Services	857	207		$ 207
	$ 2,629		Machinery - Diversified - 0.85%
Internet - 0.24%			Alstom SA	1,173	75
Dena Co Ltd	2	16	Amada Co Ltd	2,000	15
Iliad SA	95	10
See accompanying notes			26

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Machinery - Diversified (continued)			Mining (continued)
Fanuc Ltd	1,100 $	107	Xstrata PLC	11,086 $	174
IHI Corp	8,000	14		$ 2,641
Japan Steel Works Ltd/The	2,000	23	Miscellaneous Manufacturing - 1.25%
Kawasaki Heavy Industries Ltd	8,000	21	Alfa Laval AB	1,963	28
Kone OYJ	894	38	CSR Ltd	8,369	12
Kubota Corp	6,000	53	FUJIFILM Holdings Corp	2,700	86
MAN SE	615	44	Invensys PLC	4,687	23
Metso OYJ	743	23	Konica Minolta Holdings Inc	3,000	31
Mitsubishi Heavy Industries Ltd	18,000	67	Nikon Corp	1,900	42
Sumitomo Heavy Industries Ltd	3,000	15	Olympus Corp	1,300	40
Zardoya Otis SA	774	14	Siemens AG	4,784	411
	$ 509		Smiths Group PLC	2,262	36
Media - 1.13%			Tomkins PLC	5,128	15
British Sky Broadcasting Group PLC	6,625	55	Wartsila OYJ	487	23
Fairfax Media Ltd	12,309	18		$ 747
Fuji Media Holdings Inc	3	4	Office & Business Equipment - 0.57%
Gestevision Telecinco SA	553	8	Canon Inc	6,200	258
Jupiter Telecommunications Co Ltd	14	16	Neopost SA	181	15
Lagardere SCA	686	25	Ricoh Co Ltd	4,000	55
M6-Metropole Television	375	9	Seiko Epson Corp	800	14
Mediaset SpA	4,121	31		$ 342
PagesJaunes Groupe SA	709	8	Oil & Gas - 7.00%
Pearson PLC	4,712	66	Arrow Energy Ltd (a)	3,386	10
Reed Elsevier NV	4,208	48	BG Group PLC	19,544	341
Reed Elsevier PLC	7,049	53	BP PLC	108,997	962
Sanoma OYJ	468	9	Cairn Energy PLC (a)	8,006	41
Singapore Press Holdings Ltd	9,000	24	Caltex Australia Ltd	756	7
Societe Television Francaise 1	683	11	Cosmo Oil Co Ltd	3,000	7
Television Broadcasts Ltd	2,000	9	ENI SpA	15,139	342
Vivendi SA	7,117	179	Galp Energia SGPS SA	897	15
Wolters Kluwer NV	1,617	33	Hellenic Petroleum SA	514	6
WPP PLC	7,287	67	Idemitsu Kosan Co Ltd	100	7
	$ 673		Inpex Corp	5	37
Metal Fabrication & Hardware - 0.41%			Japan Petroleum Exploration Co	200	9
Assa Abloy AB	1,815	34	Lundin Petroleum AB (a)	1,294	10
Maruichi Steel Tube Ltd	200	4	Neste Oil OYJ	745	11
NSK Ltd	3,000	21	Nippon Mining Holdings Inc	5,000	25
NTN Corp	3,000	13	Nippon Oil Corp	7,000	37
Sims Metal Management Ltd	937	16	OMV AG	872	32
SKF AB	2,263	36	Origin Energy Ltd	5,088	77
Tenaris SA	2,746	57	Repsol YPF SA	4,260	97
Vallourec SA	329	63	Royal Dutch Shell PLC - A Shares	20,618	563
	$ 244		Royal Dutch Shell PLC - B Shares	15,676	410
Mining - 4.38%			Santos Ltd	4,829	56
Alumina Ltd	14,190	19	Seadrill Ltd	1,600	37
Anglo American PLC (a)	7,655	279	Showa Shell Sekiyu KK	1,100	8
Antofagasta PLC	2,293	31	Statoil ASA	6,550	147
BHP Billiton Ltd	19,515	719	TonenGeneral Sekiyu KK	2,000	16
BHP Billiton PLC	12,834	393	Total SA	12,283	685
Dowa Holdings Co Ltd	2,000	11	Tullow Oil PLC	5,145	93
Energy Resources of Australia Ltd	374	6	Woodside Petroleum Ltd	3,128	121
Eramet	31	9		$ 4,209
Eurasian Natural Resources Corp PLC	1,498	24	Oil & Gas Services - 0.32%
Fresnillo PLC	1,043	12	Amec PLC	1,934	23
Kazakhmys PLC (a)	1,244	25	Cie Generale de Geophysique-Veritas (a)	834	20
Lonmin PLC (a)	898	25	Fugro NV	389	23
Mitsubishi Materials Corp	6,000	16	Petrofac Ltd	1,205	19
Mitsui Mining & Smelting Co Ltd (a)	3,000	8	Saipem SpA	1,540	51
Mongolia Energy Co Ltd (a)	18,000	8	SBM Offshore NV	956	17
Newcrest Mining Ltd	2,811	79	Technip SA	604	43
Norsk Hydro ASA	4,000	27		$ 196
Orica Ltd	2,093	47	Packaging & Containers - 0.12%
OZ Minerals Ltd (a)	18,150	17	Amcor Ltd/Australia	7,077	38
Paladin Energy Ltd (a)	3,753	12	Rexam PLC	5,098	21
Randgold Resources Ltd	521	37	Toyo Seikan Kaisha Ltd	900	15
Rio Tinto Ltd	2,534	160		$ 74
Rio Tinto PLC	7,973	409	Pharmaceuticals - 6.31%
Sumitomo Metal Mining Co Ltd	3,000	43	Actelion Ltd (a)	582	30
Umicore	663	20	Alfresa Holdings Corp	200	8
Vedanta Resources PLC	793	31
See accompanying notes			27

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Pharmaceuticals (continued)			REITS (continued)
Astellas Pharma Inc	2,600 $	98	Dexus Property Group	27,335 $	20
AstraZeneca PLC	8,426	370	Fonciere Des Regions	135	14
Celesio AG	495	15	Gecina SA	109	11
Chugai Pharmaceutical Co Ltd	1,300	25	Goodman Group	34,751	19
Daiichi Sankyo Co Ltd	3,900	79	GPT Group	49,772	26
Dainippon Sumitomo Pharma Co Ltd	900	9	Hammerson PLC	4,048	24
Eisai Co Ltd	1,500	58	ICADE	114	11
Elan Corp PLC (a)	2,885	20	Japan Prime Realty Investment Corp	4	9
GlaxoSmithKline PLC	30,170	558	Japan Real Estate Investment Corp	3	26
Grifols SA	743	11	Japan Retail Fund Investment Corp	8	10
H Lundbeck A/S	330	6	Klepierre	529	20
Hisamitsu Pharmaceutical Co Inc	400	15	Land Securities Group PLC	4,396	42
Ipsen	147	7	Liberty International PLC	2,893	21
Kyowa Hakko Kirin Co Ltd	2,000	21	Link REIT/The	12,500	32
Medipal Holdings Corp	900	11	Mirvac Group	15,634	21
Merck KGaA	376	30	Nippon Building Fund Inc	3	26
Mitsubishi Tanabe Pharma Corp	1,000	15	Nomura Real Estate Office Fund Inc	2	12
Novartis AG	12,270	682	Segro PLC	4,270	21
Novo Nordisk A/S	2,533	179	Stockland	13,857	50
Ono Pharmaceutical Co Ltd	500	23	Unibail-Rodamco SE	513	101
Orion OYJ	519	12	Westfield Group	12,078	130
Roche Holding AG	4,085	682		$ 744
Sanofi-Aventis SA	6,120	448	Retail - 2.12%
Santen Pharmaceutical Co Ltd	400	13	ABC-Mart Inc	100	3
Shionogi & Co Ltd	1,700	35	Aeon Co Ltd	3,700	38
Shire PLC	3,258	70	Autogrill SpA (a)	570	7
Suzuken Co Ltd	400	13	Carphone Warehouse Group PLC	2,305	6
Taisho Pharmaceutical Co	1,000	17	Cie Financiere Richemont SA	3,035	102
Takeda Pharmaceutical Co Ltd	4,400	199	Citizen Holdings Co Ltd	1,700	11
Tsumura & Co	300	9	Esprit Holdings Ltd	6,700	48
UCB SA	586	26	FamilyMart Co Ltd	300	10
	$ 3,794		Fast Retailing Co Ltd	300	50
Publicly Traded Investment Fund - 2.50%			Harvey Norman Holdings Ltd	3,089	11
iShares MSCI EAFE Index Fund	28,575	1,504	Hennes & Mauritz AB	2,973	180
			Home Retail Group PLC	5,102	20
Real Estate - 1.36%			Inditex SA	1,269	75
Aeon Mall Co Ltd	500	9	Isetan Mitsukoshi Holdings Ltd	2,100	22
CapitaLand Ltd	15,000	40	J Front Retailing Co Ltd	3,000	17
CapitaMalls Asia Ltd (a)	8,000	13	Kingfisher PLC	13,728	45
Cheung Kong Holdings Ltd	8,000	98	Lawson Inc	400	17
Chinese Estates Holdings Ltd	4,000	6	Lifestyle International Holdings Ltd	3,500	6
Daito Trust Construction Co Ltd	500	24	Marks & Spencer Group PLC	9,182	46
Hang Lung Group Ltd	5,000	25	Marui Group Co Ltd	1,300	9
Hang Lung Properties Ltd	12,000	46	McDonald's Holdings Co Japan Ltd	400	8
Henderson Land Development Co Ltd	6,000	41	Next PLC	1,146	33
Hopewell Holdings Ltd	3,500	10	Nitori Co Ltd	200	16
Hysan Development Co Ltd	4,000	11	PPR	442	51
Immoeast AG (a)	2,424	12	Seven & I Holdings Co Ltd	4,500	101
Kerry Properties Ltd	4,000	19	Shimamura Co Ltd	100	9
Lend Lease Group	2,528	22	Swatch Group AG/The	179	50
Lend Lease Group - Rights (a),(c)	574	1	Swatch Group AG/The	252	13
Mitsubishi Estate Co Ltd	7,000	110	Takashimaya Co Ltd	2,000	15
Mitsui Fudosan Co Ltd	5,000	84	UNY Co Ltd	1,000	8
New World Development Ltd	15,000	27	USS Co Ltd	130	8
Nomura Real Estate Holdings Inc	600	9	Wesfarmers Ltd	5,845	163
NTT Urban Development Corp	7	6	Wesfarmers Ltd	884	25
Sino Land Co Ltd	10,000	19	Whitbread PLC	1,018	22
Sumitomo Realty & Development Co Ltd	2,000	36	Yamada Denki Co Ltd	510	36
Sun Hung Kai Properties Ltd	8,000	111		$ 1,281
Tokyo Tatemono Co Ltd	2,000	7	Semiconductors - 0.52%
Tokyu Land Corp	3,000	11	ASM Pacific Technology Ltd	1,100	10
UOL Group Ltd	3,000	8	ASML Holding NV	2,508	77
Wheelock & Co Ltd	5,000	14	Elpida Memory Inc (a)	1,000	18
	$ 819		Infineon Technologies AG (a)	6,319	34
REITS - 1.24%			Renewable Energy Corp ASA (a)	2,000	7
Ascendas Real Estate Investment Trust	9,000	12	Rohm Co Ltd	600	41
British Land Co PLC	4,993	34	Shinko Electric Industries Co Ltd	400	6
CapitaMall Trust	13,000	16	Solarworld AG	470	7
CFS Retail Property Trust	10,110	17	STMicroelectronics NV	3,970	34
Corio NV	311	19	Sumco Corp (a)	700	13
See accompanying notes			28

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

		Value			Value
COMMON STOCKS (continued)	Shares Held	(000's)	COMMON STOCKS (continued)	Shares Held	(000's)
Semiconductors (continued)			Toys, Games & Hobbies (continued)
Tokyo Electron Ltd	1,000 $	62	Nintendo Co Ltd	600 $	163
	$ 309			$ 174
Shipbuilding - 0.06%			Transportation - 1.66%
Cosco Corp Singapore Ltd	6,000	5	AP Moller - Maersk A/S - A shares	3	22
Mitsui Engineering & Shipbuilding Co Ltd	4,000	10	AP Moller - Maersk A/S - B shares	8	61
SembCorp Marine Ltd	5,000	13	Asciano Group (a)	16,164	26
Yangzijiang Shipbuilding Holdings Ltd	10,000	8	Central Japan Railway Co	9	68
	$ 36		ComfortDelgro Corp Ltd	11,000	12
Software - 0.58%			Deutsche Post AG	4,920	80
Autonomy Corp PLC (a)	1,253	29	DSV A/S	1,216	19
Dassault Systemes SA	377	22	East Japan Railway Co	2,000	138
Konami Corp	500	9	Firstgroup PLC	2,803	15
Nomura Research Institute Ltd	600	13	Hankyu Hanshin Holdings Inc	7,000	34
Oracle Corp Japan	200	9	Kawasaki Kisen Kaisha Ltd	4,000	15
Sage Group PLC	7,629	28	Keihin Electric Express Railway Co Ltd	3,000	25
SAP AG	4,990	223	Keio Corp	3,000	20
Square Enix Holdings Co Ltd	400	8	Keisei Electric Railway Co Ltd	2,000	12
	$ 341		Kintetsu Corp	9,000	28
Storage & Warehousing - 0.02%			Koninklijke Vopak NV	182	13
Mitsubishi Logistics Corp	1,000	12	Kuehne + Nagel International AG	314	29
			Mitsui OSK Lines Ltd	7,000	45
Telecommunications - 6.26%			MTR Corp	8,500	29
Alcatel-Lucent/France (a)	13,479	41	Neptune Orient Lines Ltd/Singapore (a)	5,000	6
Belgacom SA	885	33	Nippon Express Co Ltd	5,000	20
BT Group PLC	45,069	79	Nippon Yusen KK	9,000	33
Cable & Wireless PLC	14,920	31	Odakyu Electric Railway Co Ltd	4,000	34
Deutsche Telekom AG	16,484	213	Orient Overseas International Ltd	1,500	11
Elisa OYJ	774	16	TNT NV	2,157	56
Eutelsat Communications	576	19	Tobu Railway Co Ltd	5,000	27
Foxconn International Holdings Ltd (a)	12,000	12	Tokyu Corp	7,000	30
France Telecom SA	10,781	253	Toll Holdings Ltd	3,842	23
Hellenic Telecommunications Organization SA	1,425	16	West Japan Railway Co	10	35
Inmarsat PLC	2,539	28	Yamato Holdings Co Ltd	2,300	31
KDDI Corp	17	91		$ 997
Koninklijke KPN NV	9,716	155	Venture Capital - 0.04%
Millicom International Cellular SA	440	37	3i Group PLC	5,641	22
Mobistar SA	174	10	Jafco Co Ltd	200	5
Nippon Telegraph & Telephone Corp	3,000	131		$ 27
Nokia OYJ	21,777	293	Water - 0.28%
NTT DoCoMo Inc	89	138	Severn Trent PLC	1,375	24
PCCW Ltd	21,000	6	Suez Environnement Co	1,566	35
Portugal Telecom SGPS SA	3,389	36	United Utilities Group PLC	3,963	33
SES SA	1,646	40	Veolia Environnement	2,296	74
Singapore Telecommunications Ltd	46,000	100		$ 166
Softbank Corp	4,400	115	TOTAL COMMON STOCKS	$ 57,534
StarHub Ltd	3,000	4			Value
Swisscom AG	136	47	PREFERRED STOCKS - 0.31%	Shares Held	(000's)
Tele2 AB	1,754	26	Automobile Manufacturers - 0.14%
Telecom Corp of New Zealand Ltd	10,828	18	Bayerische Motoren Werke AG	304	9
Telecom Italia SpA	58,356	83	Porsche Automobil Holding SE	509	26
Telecom Italia SpA - RNC	35,041	37	Volkswagen AG	612	50
Telefonaktiebolaget LM Ericsson	17,355	174		$ 85
Telefonica SA	24,623	578	Consumer Products - 0.09%
Telekom Austria AG	1,803	24	Henkel AG & Co KGaA	1,036	53
Telenor ASA	4,800	61
TeliaSonera AB	13,056	90	Electric - 0.03%
Telstra Corp Ltd	25,324	67	RWE AG	227	18
Vodafone Group PLC	305,736	660
	$ 3,762		Healthcare - Products - 0.05%
Textiles - 0.18%			Fresenius SE	469	33
Kuraray Co Ltd	2,000	25
Mitsubishi Rayon Co Ltd	3,000	13	TOTAL PREFERRED STOCKS	$ 189
Nisshinbo Holdings Inc	1,000	10
Teijin Ltd	5,000	15
Toray Industries Inc	8,000	44
	$ 107
Toys, Games & Hobbies - 0.29%
Namco Bandai Holdings Inc	1,200	11

See accompanying notes

29

     Schedule of Investments International Equity Index Fund February 28, 2010 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Country	Percent
	Amount	Value	Japan	21.19%
REPURCHASE AGREEMENTS - 3.28%	(000's)	(000's)	United Kingdom	17.59%
			France	9.32%
Banks - 3.28%			Australia	7.94%
Investment in Joint Trading Account; Bank of	$ 492 $	492
America Repurchase Agreement; 0.10% dated			Switzerland	7.79%
			Germany	7.01%
02/26/10 maturing 03/01/10 (collateralized by			United States	5.85%
Sovereign Agency Issues; $502,035; 0.00% -
4.63%; dated 06/25/10 - 10/15/15)			Netherlands	4.21%
			Spain	3.69%
Investment in Joint Trading Account; Credit Suisse	492	492	Italy	2.91%
Repurchase Agreement; 0.11% dated 02/26/10
maturing 03/01/10 (collateralized by Sovereign			Sweden	2.46%
			Hong Kong	2.25%
Agency Issues; $502,035; 0.00% - 5.50%; dated			Singapore	1.33%
03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche Bank	492	493	Finland	1.12%
			Belgium	0.92%
Repurchase Agreement; 0.11% dated 02/26/10			Denmark	0.88%
maturing 03/01/10 (collateralized by Sovereign
Agency Issues; $502,035; 1.13% - 3.75%; dated			Norway	0.64%
09/09/11 - 03/09/12)			Luxembourg	0.54%
			Ireland	0.43%
Investment in Joint Trading Account; Morgan Stanley	492	492	Greece	0.36%
Repurchase Agreement; 0.10% dated 02/26/10
maturing 03/01/10 (collateralized by Sovereign			Austria	0.29%
			Portugal	0.24%
Agency Issues; $502,035; 0.00% - 5.85%; dated			New Zealand	0.09%
03/03/10 - 02/19/25)			Jersey, Channel Islands	0.06%
	$ 1,969		Bermuda	0.06%
TOTAL REPURCHASE AGREEMENTS	$ 1,969		Macao	0.03%
Total Investments	$ 59,692		China	0.03%
Other Assets in Excess of Liabilities, Net - 0.70%	$ 421		Cyprus	0.03%
TOTAL NET ASSETS - 100.00%	$ 60,113		Guernsey	0.02%
			Mexico	0.02%

(a) Non-Income Producing Security			Other Assets in Excess of Liabilities, Net	0.70%
(b) Security is Illiquid			TOTAL NET ASSETS	100.00%
(c)	Market value is determined in accordance with procedures established in
good faith by the Board of Directors. At the end of the period, the value of			Other Assets Summary (unaudited)
these securities totaled $0 or 0.00% of net assets.			Asset Type	Percent
			Futures	2.99%

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 700
Unrealized Depreciation		(4,382)
Net Unrealized Appreciation (Depreciation)	$ (3,682)
Cost for federal income tax purposes	$ 63,374
All dollar amounts are shown in thousands (000's)

See accompanying notes

30

Schedule of Investments
International Equity Index Fund
February 28, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2010	Long	24 $	1,794	$ 1,799	$ 5
					$ 5
All dollar amounts are shown in thousands (000's)

See accompanying notes

31

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

2010(a)
BOND MARKET INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.12
Total From Investment Operations	0 .15
Net Asset Value, End of Period	$ 10.15
Total Return	1 .50%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 231,243
Ratio of Expenses to Average Net Assets	0 .30%(d)
Ratio of Gross Expenses to Average Net Assets(e)	0 .33%(d)
Ratio of Net Investment Income to Average Net Assets	2 .09%(d)
Portfolio Turnover Rate	796 .4%(d)

2010(a)
BOND MARKET INDEX FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .12
Total From Investment Operations	0 .13
Net Asset Value, End of Period	$ 10.13
Total Return	1 .30%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	1 .18%(d)
Ratio of Gross Expenses to Average Net Assets(e)	6 .93%(d)
Ratio of Net Investment Income to Average Net Assets	0 .88%(d)
Portfolio Turnover Rate	796 .4%(d)

2010(a)
BOND MARKET INDEX FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .11
Total From Investment Operations	0 .13
Net Asset Value, End of Period	$ 10.13
Total Return	1 .30%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	1 .05%(d)
Ratio of Gross Expenses to Average Net Assets(e)	6 .78%(d)
Ratio of Net Investment Income to Average Net Assets	1 .01%(d)
Portfolio Turnover Rate	796 .4%(d)

2010(a)
BOND MARKET INDEX FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .12
Total From Investment Operations	0 .14
Net Asset Value, End of Period	$ 10.14
Total Return	1 .40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	0 .87%(d)
Ratio of Gross Expenses to Average Net Assets(e)	6 .60%(d)
Ratio of Net Investment Income to Average Net Assets	1 .20%(d)
Portfolio Turnover Rate	796 .4%(d)

See accompanying notes.

32

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(a)
BOND MARKET INDEX FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .12
Total From Investment Operations	0 .14
Net Asset Value, End of Period	$ 10.14
Total Return	1 .40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	0 .68%(d)
Ratio of Gross Expenses to Average Net Assets(e)	6 .42%(d)
Ratio of Net Investment Income to Average Net Assets	1 .39%(d)
Portfolio Turnover Rate	796 .4%(d)

2010(a)
BOND MARKET INDEX FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .12
Total From Investment Operations	0 .14
Net Asset Value, End of Period	$ 10.14
Total Return	1 .40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10
Ratio of Expenses to Average Net Assets	0 .56%(d)
Ratio of Gross Expenses to Average Net Assets(e)	6 .28%(d)
Ratio of Net Investment Income to Average Net Assets	1 .51%(d)
Portfolio Turnover Rate	796 .4%(d)

(a)	Period from December 30, 2009, date operations commenced, through February 28, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

33

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

2010(a)
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	(0 .55)
Total From Investment Operations	(0 .53)
Net Asset Value, End of Period	$ 9.47
Total Return	(5 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 59,281
Ratio of Expenses to Average Net Assets	0 .35%(d)
Ratio of Gross Expenses to Average Net Assets(e)	0 .43%(d)
Ratio of Net Investment Income to Average Net Assets	1 .18%(d)
Portfolio Turnover Rate	105 .2%(d)

2010(a)
INTERNATIONAL EQUITY INDEX FUND
R-1 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .55)
Total From Investment Operations	(0 .55)
Net Asset Value, End of Period	$ 9.45
Total Return	(5 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9
Ratio of Expenses to Average Net Assets	1 .23%(d)
Ratio of Gross Expenses to Average Net Assets(e)	9 .14%(d)
Ratio of Net Investment Income to Average Net Assets	0 .09%(d)
Portfolio Turnover Rate	105 .2%(d)

2010(a)
INTERNATIONAL EQUITY INDEX FUND
R-2 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–
Net Realized and Unrealized Gain (Loss) on Investments	(0 .55)
Total From Investment Operations	(0 .55)
Net Asset Value, End of Period	$ 9.45
Total Return	(5 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9
Ratio of Expenses to Average Net Assets	1 .10%(d)
Ratio of Gross Expenses to Average Net Assets(e)	9 .01%(d)
Ratio of Net Investment Income to Average Net Assets	0 .22%(d)
Portfolio Turnover Rate	105 .2%(d)

2010(a)
INTERNATIONAL EQUITY INDEX FUND
R-3 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .56)
Total From Investment Operations	(0 .55)
Net Asset Value, End of Period	$ 9.45
Total Return	(5 .50)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9
Ratio of Expenses to Average Net Assets	0 .92%(d)
Ratio of Gross Expenses to Average Net Assets(e)	8 .83%(d)
Ratio of Net Investment Income to Average Net Assets	0 .40%(d)
Portfolio Turnover Rate	105 .2%(d)

See accompanying notes.

34

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.
(unaudited)

2010(a)
INTERNATIONAL EQUITY INDEX FUND
R-4 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .57)
Total From Investment Operations	(0 .54)
Net Asset Value, End of Period	$ 9.46
Total Return	(5 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 796
Ratio of Expenses to Average Net Assets	0 .73%(d)
Ratio of Gross Expenses to Average Net Assets(e)	1 .05%(d)
Ratio of Net Investment Income to Average Net Assets	1 .91%(d)
Portfolio Turnover Rate	105 .2%(d)

2010(a)
INTERNATIONAL EQUITY INDEX FUND
R-5 shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .55)
Total From Investment Operations	(0 .54)
Net Asset Value, End of Period	$ 9.46
Total Return	(5 .40)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9
Ratio of Expenses to Average Net Assets	0 .61%(d)
Ratio of Gross Expenses to Average Net Assets(e)	8 .52%(d)
Ratio of Net Investment Income to Average Net Assets	0 .71%(d)
Portfolio Turnover Rate	105 .2%(d)

(a)	Period from December 30, 2009, date operations commenced, through February 28, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.

See accompanying notes.

35

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. February 28, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid
			During Period	Beginning	Ending
	Beginning	Ending	December 30,	Account	Account	Expenses Paid
	Account Value Account Value		2009 to	Value	Value	During Period	Annualized
	December 30,	February 28,	February 28,	September 1,	February 28,	September 1, 2009 to	Expense
	2009	2010	2010(a)	2009	2010	February 28, 2010(b)	Ratio
Bond Market Index Fund
Institutional	$1,000.00	$1,015.00	$0.50	$1,000.00	$1,023.31	$1.51	0.30%
R-1	1,000.00	1,013.00	1.95	1,000.00	1,018.94	5.91	1.18
R-2	1,000.00	1,013.00	1.74	1,000.00	1,019.59	5.26	1.05
R-3	1,000.00	1,014.00	1.44	1,000.00	1,020.48	4.36	0.87
R-4	1,000.00	1,014.00	1.13	1,000.00	1,021.42	3.41	0.68
R-5	1,000.00	1,014.00	0.93	1,000.00	1,022.02	2.81	0.56

International Equity Index Fund
Institutional	1,000.00	947.00	0.56	1,000.00	1,023.06	1.76	0.35
R-1	1,000.00	945.00	1.97	1,000.00	1,018.70	6.16	1.23
R-2	1,000.00	945.00	1.76	1,000.00	1,019.34	5.51	1.10
R-3	1,000.00	945.00	1.47	1,000.00	1,020.23	4.61	0.92
R-4	1,000.00	946.00	1.17	1,000.00	1,021.17	3.66	0.73
R-5	1,000.00	946.00	0.98	1,000.00	1,021.77	3.06	0.61

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 30, 2009 to February 28, 2010), multiplied by 60/365 (to reflect the period since inception).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	106	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	106	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	106	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	106	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	106	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	106	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	106	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	106	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	106	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	106	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	106	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	106	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 21, 2009 and the Statement of Additional Information dated December 21, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended subadvisory agreement related to the addition of Principal Global Investors, LLC (“PGI”) to the International Equity Index Fund; (2) an amended subadvisory agreement related to the addition of Mellon Capital Management Corporation (“Mellon”) to the Bond Market Index Fund; and (3) an amended Management Agreement with Principal Management Corporation ( the “Manager”) related to the addition of the International Equity Index Fund and the Bond Market Index Fund.

PGI and Mellon Subadvisory Agreements and Management Agreement with the Manager

At the September 14, 2009 meeting, the Board considered whether to approve the amended subadvisory agreements with PGI related to the International Equity Index Fund and Mellon related to the Bond Market Index Fund and an amended and restated Management Agreement with the Manager related to the International Equity Index Fund and the Bond Market Index Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.” The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the International Equity Index and Bond Market Index Funds under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Funds, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the Funds and that the Manager recommended each subadvisor for the Funds based upon that program.

As the International Equity Index Fund and the Bond Market Index Fund were newly created series, the Board did not review performance of the Funds since no track records were available. The Board considered the representation by the Manager that PGI has achieved a solid performance record with other passive equity strategies, while maintaining satisfactory risk controls, and considered the ability of PGI to manage this type of index fund. The Board reviewed the historical performance of a Mellon composite portfolio with an investment strategy similar to the proposed portfolio strategy for the Bond Market Index Fund, as compared to a Morningstar peer group and the relevant benchmark index. The Board noted that as of June 30, 2009, Mellon had outperformed the relevant benchmark index over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Funds’ management and subadvisory fees. The Board received information from the Manager, based on data supplied by Lipper Analytical Services, comparing the proposed management fees to advisory fees of mutual funds with similar investment objectives. With respect to the subadvisory fees proposed to be paid to Mellon, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the subadvisor. The Board noted that each subadvisor represented that the proposed subadvisory fee for the Funds was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Funds under the Advisory Agreements. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels. The Board noted the breakpoints included in the subadvisors’ fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Funds are newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Funds was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also noted that the Manager has proposed to compensate the subadvisors from its own management fees and that the proposed fees are represented to be competitive. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted the Manager’s representation that the soft dollar practices of PGI were appropriate and that Mellon will not use soft dollars.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’ll GiVE YOu an EdGE® principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV675 | 04/2010 | #t10040100Lh ©2010 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 4/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 4/22/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 4/22/2010